N-6	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Minnesota Life Individual Variable Universal Life Account
Entity Central Index Key	0001405415
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2026
Amendment Flag	false
Joint Survivorship Variable Universal Life
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you surrender your Policy during the first ten Policy Years, we will assess a Surrender Charge, which may significantly reduce the Surrender Value. Because Policy Issue Charges can be higher for Policies with greater Face Amounts, the Surrender Charge, both as a dollar amount and as a percentage of the Policy’s Face
Amount, may increase for Policies with higher Face Amounts.
Fee Tables

For example, if you surrender your Policy within the first 10
Policy Years, you could pay a Surrender Charge of up to
$4,487.40 based on a $100,000 Face Amount, representing a
charge of 4.49% of the Policy’s Face Amount.

If you have elected the Early Values Agreement, the Surrender Value will not be reduced by the Surrender Charge.
No Index Credit will be applied at surrender of the Policy prior to the end of a Segment Term.
Transaction Charges	In addition to Surrender Charges, we may assess certain transaction charges.	Policy Charges (Transaction Charges)
●If you elect to make a Policy change, we may assess a Policy Change Transaction Charge, which is currently $95 per transaction.
●if you elect to take a partial surrender, we may assess a Partial Surrender Transaction Charge, which is 2% of the surrendered amount (not to exceed $25).

●if you transfer Accumulation Value among the Sub-Accounts,
the Guaranteed Interest Account and the Fixed Indexed
Accounts, we may assess a Transfer Transaction Charge,
which will not exceed $200 (we currently do not assess this
charge).

●if you request more than one Illustrative Report in one year, we may assess an Illustrative Report Charge, which will not exceed $250 per Illustrative Report (we currently do not assess this charge).

●if you purchase and elect to exercise the Overloan Protection
Agreement, we may assess a charge of up to 10% of the
Policy’s Accumulation Value (we currently assess a charge
equal to 5% of the Policy’s Accumulation Value).

Ongoing Fees and Expenses (annual charges)
In addition to Surrender Charges and transaction charges, the
Policy is subject to certain ongoing charges and expenses,
including the Premium Charge, the Monthly Policy Charge, the
Policy Issue Charge, the Cost of Insurance Charge, a Mortality
and Expense Risk Charge, an Indexed Account Charge, an Index
Segment Charge, a Cash Extra Charge. and charges for any
Agreements you elect. These charges and fees are based on the characteristics of the insureds, including each insured’s Age, gender, Risk Class and the Face Amount.
Fee Tables
You should refer to your Policy data pages for rates that are applicable to your Policy.

The table below describes the total annual portfolio operating expenses (expenses that are deducted from Portfolio assets
include management fees, distribution or service (12b-1) fees, and other expenses) that you will pay while you own the Policy.

The table shows the minimum and maximum expenses (as a
percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2025. More details
concerning each Portfolio’s fees and expenses are contained in
Appendix A.

Annual Fee Portfolio Operating Expenses	Minimum 0.09%	Maximum 1.76%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you surrender your Policy during the first ten Policy Years, we will assess a Surrender Charge, which may significantly reduce the Surrender Value. Because Policy Issue Charges can be higher for Policies with greater Face Amounts, the Surrender Charge, both as a dollar amount and as a percentage of the Policy’s Face
Amount, may increase for Policies with higher Face Amounts.
Fee Tables

For example, if you surrender your Policy within the first 10
Policy Years, you could pay a Surrender Charge of up to
$4,487.40 based on a $100,000 Face Amount, representing a
charge of 4.49% of the Policy’s Face Amount.

If you have elected the Early Values Agreement, the Surrender Value will not be reduced by the Surrender Charge.
No Index Credit will be applied at surrender of the Policy prior to the end of a Segment Term.

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	4.49%
Surrender Charge Example Maximum [Dollars]	$ 4,487.40
Transaction Charges [Text Block]
Transaction Charges	In addition to Surrender Charges, we may assess certain transaction charges.	Policy Charges (Transaction Charges)
●If you elect to make a Policy change, we may assess a Policy Change Transaction Charge, which is currently $95 per transaction.
●if you elect to take a partial surrender, we may assess a Partial Surrender Transaction Charge, which is 2% of the surrendered amount (not to exceed $25).

●if you transfer Accumulation Value among the Sub-Accounts,
the Guaranteed Interest Account and the Fixed Indexed
Accounts, we may assess a Transfer Transaction Charge,
which will not exceed $200 (we currently do not assess this
charge).

●if you request more than one Illustrative Report in one year, we may assess an Illustrative Report Charge, which will not exceed $250 per Illustrative Report (we currently do not assess this charge).

●if you purchase and elect to exercise the Overloan Protection
Agreement, we may assess a charge of up to 10% of the
Policy’s Accumulation Value (we currently assess a charge
equal to 5% of the Policy’s Accumulation Value).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to Surrender Charges and transaction charges, the
Policy is subject to certain ongoing charges and expenses,
including the Premium Charge, the Monthly Policy Charge, the
Policy Issue Charge, the Cost of Insurance Charge, a Mortality
and Expense Risk Charge, an Indexed Account Charge, an Index
Segment Charge, a Cash Extra Charge. and charges for any
Agreements you elect. These charges and fees are based on the characteristics of the insureds, including each insured’s Age, gender, Risk Class and the Face Amount.
Fee Tables
You should refer to your Policy data pages for rates that are applicable to your Policy.

The table below describes the total annual portfolio operating expenses (expenses that are deducted from Portfolio assets
include management fees, distribution or service (12b-1) fees, and other expenses) that you will pay while you own the Policy.

The table shows the minimum and maximum expenses (as a
percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2025. More details
concerning each Portfolio’s fees and expenses are contained in
Appendix A.

Annual Fee Portfolio Operating Expenses	Minimum 0.09%	Maximum 1.76%

Investment Options (of Other Amount) Minimum [Percent]	0.09%
Investment Options (of Other Amount) Maximum [Percent]	1.76%
Risks [Table Text Block]
	Risks	Location in Prospectus
Risk of Loss	You have the risk that you can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment
The Policy is not a short-term investment and may not be
appropriate for Policy Owners who need ready access to cash.
The Policy combines both life insurance protection and the
potential for the accumulation of cash values; however, it
contains costs, such as cost of insurance, surrender charges, and other expenses that, in the short term, may reduce the amount of Accumulation Value available to the Policy Owner.
Principal Risks of Investing in the Policy
Risks Associated with Investment Options
The Policy Accumulation Value, to the extent invested in a
Sub-Account, is subject to the risk of poor investment
performance and can vary with the positive or negative
investment experience of the corresponding Portfolio. Each
investment option, including any of the Variable Account
Sub-Accounts, the Guaranteed Interest Account, or the Fixed
Indexed Accounts, will each have its own unique risks. The
Policy Owner should review these investment options before
making an investment in the Policy.
Principal Risks of Investing in the Policy
Insurance Company Risks
Guarantees provided by Minnesota Life as to the benefits
promised in the Policy, such as payment of the Death Benefit and the Minnesota Life General Account investment options,
are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its
obligations under those guarantees. The Guaranteed Interest
Account, the Fixed Indexed Accounts and the Fixed Loan
Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the
Variable Account and any other separate accounts which we
may establish. Investors look to the financial strength of
Minnesota Life for its insurance guarantees. Information about
Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 1-844-208-2412 for additional information or visit our website at www.securian.com/about-
us/ratings.
Principal Risks of Investing in the Policy
Contract Lapse
There is the risk that the Policy may terminate. The Policy will terminate if it is in default unless sufficient premium payments are made or it remains in force under the Overloan Protection
Agreement or the No Lapse Guarantee Agreement (if selected).
If your Policy terminates, no Death Benefit will be paid upon the second death and all the Agreements added to the Policy will also terminate. Poor investment performance, insufficient
premium payments, withdrawals, and loans are some of the
factors that could cause your Policy to lapse. As described in the
“Termination” and “Reinstatement” sections of this prospectus,
Termination will only occur when the Accumulation Value
under the Policy, less the sum of any outstanding policy loans and unpaid Policy Loan Interest, is insufficient to cover the monthly charges, and the subsequent Grace Period expires
without sufficient payment being made to keep the Policy in
force. You may reinstate a terminated Policy, subject to certain conditions, which include, providing evidence of insurability satisfactory to us and payment of premiums or repayment of
Policy loans. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be significant adverse tax consequences to the
Owner.
Termination and Reinstatement

Investment Restrictions [Text Block]	●Accumulation Value in the Fixed Indexed Account Segments are subject to the Policy’s transfer restrictions, which may limit transfers out of the Fixed Indexed Accounts to the end of a Segment Term, or which would lead to no Index Credit being applied.●We reserve the right to limit transfers to and from the Guaranteed Interest Account to one transfer per Policy Year. We also reserve the right to restrict the dollar amount of any transfer to or from the Guaranteed Interest Account.●We reserve the right to require that the amount transferred to or from a Sub-Account, Fixed Indexed Account Segments, or the Guaranteed Interest Account be at least $250.●We reserve the right to remove a Sub-Account or substitute another mutual fund or Portfolio for a Sub-Account.●When the No Lapse Guarantee Agreement is in effect: (i) any Net Premiums allocated to any variable Sub-Account may be limited to the maximum variable Sub-Account percentage and (ii) no requested transfer or systematic transfer may be allocated to a variable Sub-Account where the percentage of the total accumulation value in the Sub-Account prior to the requested transfer or systematic transfer exceeds the maximum variable Sub-Account percentage.
Optional Benefit Restrictions [Text Block]	Any Agreements you elect may alter the benefits or charges in your Policy. Agreement availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Agreements may have restrictions or limitations, and we may modify or terminate an Agreement, as allowed. If you elect a particular Agreement, it may restrict or enhance the terms of your Policy, or restrict the availability or terms of other Agreements or Policy features.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. Full and Partial Surrenders could be subject to ordinary income tax, and, if your Policy is a MEC (“Modified Endowment Contract”), partial surrenders and loans could be subject to tax penalties.
Investment Professional Compensation [Text Block]	We pay broker-dealers that sell our Policies a commission that is based upon the premium you pay for the Policy. The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our Policies. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the Policy over another investment.
Exchanges [Text Block]	Some registered representatives may have a financial incentive to offer you a new Policy in place of the one you may already own. You should only exchange your existing policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue your existing Policy.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The charges may not be representative of the charges you will pay. Your Policy’s data pages indicate the charges applicable to your Policy. More information about your charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.Transaction FeesThis table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Premium Charge(1)	Upon premium payment, expressed as a percentage of premium payment	10 percent	5.5 percent
Transfer Transaction Charge	Upon transfer of Accumulation Value among the Sub-Accounts, the Guaranteed Interest Account and the Fixed Indexed Accounts	$200	$0
Policy Change Transaction Charge	Upon change in Face Amount, Death Benefit option, or Risk Class	$200	$95
Surrender Charge(2)(3)	When you surrender your Policy during the first 10 Policy Years, expressed as an amount of Face Amount	$15.46 per $1,000 - $45.06 per $1,000	$15.46 per $1,000 - $45.06 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1	When you surrender your Policy during the first 10 Policy Years, expressed as an amount of Face Amount	$31.56 per $1,000	$31.56 per $1,000
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Partial Surrender Transaction Charge	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25	2 percent, not to exceed $25
Illustrative Report Charge(4)	When an additional Illustrative Report is requested	$250 per Illustrative Report	$0 per Illustrative Report
Overloan Protection Agreement
Maximum Charge	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	10 percent	5 percent
(1)The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.(2)On a Policy with a $200,000 Face Amount, if you surrender the Policy within the first 10 Policy Years, you could pay a Surrender Charge of up to $9,012.11, representing a charge of 4.5 percent of the Policy’s Face Amount. The Surrender Charge will not exceed the maximum Surrender Charge stated on the data pages.(3)The rates in this table may not be representative of the Surrender Charge that a particular Owner will pay. If you would like information on the Surrender Charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling us at 1-844-208-2412.(4)The charge for Illustrative Reports will apply when the Policy Owner requests more than one Illustrative Report in one year.Periodic Charges Other Than Investment Option Operating ExpensesThe next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly, expressed as an amount of Face Amount	$30 plus $0.0125 per $1,000	$20
Policy Issue Charge(1)
Maximum Charge(2)	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$1.44 per $1,000	$1.44 per $1,000
Minimum Charge(3)	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$0.18 per $1,000	$0.18per $1,000
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit, $2,000,000 Face Amount	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$0.29 per $1,000	$0.29 per $1,000
Cost of Insurance Charge(4)
Maximum Charge	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$83.33 per $1,000
Minimum Charge	Monthly, expressed as an amount of Net Amount at Risk	$0.00002 per $1,000	$0.00001 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1	Monthly, expressed as an amount of Net Amount at Risk	$0.00215 per $1,000	$0.00027 per $1,000
Mortality and Expense Risk Charge	Monthly, expressed as a percentage of the Policy Accumulation Value	0.96 percent annually(0.08 percent monthly)	0.30 percent annually through Policy Year 15(0.025 percent monthly through Policy Year 15)
Cash Extra Charge(5)
Maximum Charge	Monthly	$200 per $1,000	$200 per $1,000
Minimum Charge	Monthly	$0	$0
Charge for Representative Insureds, Male and Female, Both Age 50, Standard Non-Tobacco Risk Class	Monthly	$0.01 per $1,000	$0.01 per $1,000
Net Fixed Interest Rate Policy Loan Interest Charge (6)
Annually, on each Policy
Anniversary, and upon a
policy loan transaction,
full surrender, policy
Termination or upon the
second death, expressed
as a percentage of
interest on outstanding
policy fixed rate loan
balance
	For policies in force less than ten years, 1.0 percent annual rate	For policies in force less than ten years, 1.0 percent annual rate. For policies in force more than ten years, 0.10 percent annual rate
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Variable Rate Policy Loan Interest Charge
Annually, on each Policy
Anniversary, and upon a
policy loan transaction,
full surrender, policy
Termination or upon the
second death, expressed
as a percentage of
interest on outstanding
policy variable rate loan
balance

The greater of:
(1) the published
monthly average
(Moody’s Corporate
Bond Yield Average-
Monthly Average
Corporates) as published
by Moody’s Investors
Service, Inc. or its
successor for the
calendar month ending
two months prior to the
date the rate of interest
for the policy loan is
determined, and (2) the
guaranteed interest rate
for the Guaranteed
Interest Account plus
one (1) percent per
annum.
4.5 percent
(1)The Policy Issue Charge varies based on the insureds’ genders, Risk Classes, Ages, and the Face Amount. (2)The maximum Policy Issue Charge assumes that the insureds have the following characteristics: Male and Male, Standard Tobacco, Ages 85 and 85, $200,000 Face Amount. (3)The minimum Policy Issue Charge assumes that the insureds have the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20, $200,000 Face Amount.(4)The Cost of Insurance Charge will vary based on the insureds’ genders, Risk Classes, and Ages.(5)The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured’s gender, Risk Class and Age. See the Cash Extra Charge discussion in the section entitled “Policy Charges — Cash Extra Charge.”(6)We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of five percent (5.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of four percent (4.0 percent) for Policies held less than ten years and an annual rate of four and nine-tenths percent (4.9 percent) for Policies held ten years or more.Optional Benefit Charges
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Term Insurance Agreement
Maximum Charge(1)	Monthly, expressed as an amount of Agreement coverage	$36.18 per $1,000	$25.98 per $1,000
Minimum Charge(2)	Monthly, expressed as an amount of Agreement coverage	$0.00002 per $1,000	$0.00001 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit(3)	Monthly, expressed as an amount of Agreement coverage	$0.00215 per $1,000	$0.00028 per $1,000
No Lapse Guarantee Agreement
Maximum Charge(4)	Monthly, expressed as an amount of Face Amount	$0.25 per $1,000	$0.25 per $1,000
Minimum Charge(5)	Monthly, expressed as an amount of Face Amount	$0.05 per $1,000	$0.05 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.10 per $1,000	$0.10 per $1,000
Early Values Agreement(6)	Monthly, expressed as a percentage of Accumulation Value less any Policy loans	0.60 percent annually (0.05percent monthly)	0.48 percent annually (0.04percent monthly)
(1)The maximum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Male and Male, Standard Tobacco, Ages 20 and 20. The maximum charge would be assessed when the insureds attained age equals 99. (2)The minimum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20. The minimum charge would be assessed on the first policy year.(3)The current and guaranteed Term Insurance Agreement Charge for the representative insureds is for the first year only.(4)The maximum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Male and Male, Standard Tobacco, Ages 85 and 85, $200,000 Face Amount. (5)The minimum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20, $200,000 Face Amount.(6)The minimum and maximum charge for the Early Values Agreement is not affected by the Age, Risk Class, gender or other characteristics of the insureds. The Early Value Agreement charge is only taken during the surrender charge period. See the Early Values Agreement discussion in the section entitled “Supplemental Agreements.”*Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy. Total Annual Operating Expenses of the Funds(1)(2)The next table describes the total annual portfolio operating expenses that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2025. A complete list of Portfolio Companies available under the Policy, including their annual expenses, may be found at the back of this document.
Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.09%	1.76%
(1)If the Policy Owner is deemed to have engaged in “market-timing” the Funds may assess redemption fees. See “Market-Timing and Disruptive Trading.” (2)The minimum and maximum Total Annual Portfolio Company Operating Expense figures in the above table do not reflect the effect of any fee waiver or expense reimbursement arrangement.
Transaction Expenses [Table Text Block]	Transaction FeesThis table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Premium Charge(1)	Upon premium payment, expressed as a percentage of premium payment	10 percent	5.5 percent
Transfer Transaction Charge	Upon transfer of Accumulation Value among the Sub-Accounts, the Guaranteed Interest Account and the Fixed Indexed Accounts	$200	$0
Policy Change Transaction Charge	Upon change in Face Amount, Death Benefit option, or Risk Class	$200	$95
Surrender Charge(2)(3)	When you surrender your Policy during the first 10 Policy Years, expressed as an amount of Face Amount	$15.46 per $1,000 - $45.06 per $1,000	$15.46 per $1,000 - $45.06 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1	When you surrender your Policy during the first 10 Policy Years, expressed as an amount of Face Amount	$31.56 per $1,000	$31.56 per $1,000
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Partial Surrender Transaction Charge	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25	2 percent, not to exceed $25
Illustrative Report Charge(4)	When an additional Illustrative Report is requested	$250 per Illustrative Report	$0 per Illustrative Report
Overloan Protection Agreement
Maximum Charge	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	10 percent	5 percent
(1)The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.(2)On a Policy with a $200,000 Face Amount, if you surrender the Policy within the first 10 Policy Years, you could pay a Surrender Charge of up to $9,012.11, representing a charge of 4.5 percent of the Policy’s Face Amount. The Surrender Charge will not exceed the maximum Surrender Charge stated on the data pages.(3)The rates in this table may not be representative of the Surrender Charge that a particular Owner will pay. If you would like information on the Surrender Charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling us at 1-844-208-2412.(4)The charge for Illustrative Reports will apply when the Policy Owner requests more than one Illustrative Report in one year.
Sales Load, Description [Text Block]	Premium Charge(1)
Sales Load, When Deducted [Text Block]	Upon premium payment, expressed as a percentage of premium payment
Sales Load (of Premium Payments), Maximum [Percent]	10.00%
Sales Load (of Premium Payments), Current [Percent]	5.50%
Sales Load, Footnotes [Text Block]	The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.
Deferred Sales Charge, Description [Text Block]	Surrender Charge(2)(3)
Deferred Sales Charge, When Deducted [Text Block]	When you surrender your Policy during the first 10 Policy Years, expressed as an amount of Face Amount
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	45.06%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	45.06%
Deferred Sales Load (of Amount Surrendered), Minimum [Percent]	15.46%
Deferred Sales Load, Footnotes [Text Block]
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1	When you surrender your Policy during the first 10 Policy Years, expressed as an amount of Face Amount	$31.56 per $1,000	$31.56 per $1,000
On a Policy with a $200,000 Face Amount, if you surrender the Policy within the first 10 Policy Years, you could pay a Surrender Charge of up to $9,012.11, representing a charge of 4.5 percent of the Policy’s Face Amount. The Surrender Charge will not exceed the maximum Surrender Charge stated on the data pages.(3)The rates in this table may not be representative of the Surrender Charge that a particular Owner will pay. If you would like information on the Surrender Charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling us at 1-844-208-2412.
Other Surrender Fees, Description [Text Block]	Partial Surrender Transaction Charge
Other Surrender Fees, When Deducted [Text Block]	Upon partial surrender, expressed as a percentage of amount surrendered
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 25
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Transaction Charge
Transfer Fees, When Deducted [Text Block]	Upon transfer of Accumulation Value among the Sub-Accounts, the Guaranteed Interest Account and the Fixed Indexed Accounts
Transfer Fee, Maximum [Dollars]	$ 200
Transfer Fee, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]	Periodic Charges Other Than Investment Option Operating ExpensesThe next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly, expressed as an amount of Face Amount	$30 plus $0.0125 per $1,000	$20
Policy Issue Charge(1)
Maximum Charge(2)	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$1.44 per $1,000	$1.44 per $1,000
Minimum Charge(3)	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$0.18 per $1,000	$0.18per $1,000
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit, $2,000,000 Face Amount	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$0.29 per $1,000	$0.29 per $1,000
Cost of Insurance Charge(4)
Maximum Charge	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$83.33 per $1,000
Minimum Charge	Monthly, expressed as an amount of Net Amount at Risk	$0.00002 per $1,000	$0.00001 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1	Monthly, expressed as an amount of Net Amount at Risk	$0.00215 per $1,000	$0.00027 per $1,000
Mortality and Expense Risk Charge	Monthly, expressed as a percentage of the Policy Accumulation Value	0.96 percent annually(0.08 percent monthly)	0.30 percent annually through Policy Year 15(0.025 percent monthly through Policy Year 15)
Cash Extra Charge(5)
Maximum Charge	Monthly	$200 per $1,000	$200 per $1,000
Minimum Charge	Monthly	$0	$0
Charge for Representative Insureds, Male and Female, Both Age 50, Standard Non-Tobacco Risk Class	Monthly	$0.01 per $1,000	$0.01 per $1,000
Net Fixed Interest Rate Policy Loan Interest Charge (6)
Annually, on each Policy
Anniversary, and upon a
policy loan transaction,
full surrender, policy
Termination or upon the
second death, expressed
as a percentage of
interest on outstanding
policy fixed rate loan
balance
	For policies in force less than ten years, 1.0 percent annual rate	For policies in force less than ten years, 1.0 percent annual rate. For policies in force more than ten years, 0.10 percent annual rate
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Variable Rate Policy Loan Interest Charge
Annually, on each Policy
Anniversary, and upon a
policy loan transaction,
full surrender, policy
Termination or upon the
second death, expressed
as a percentage of
interest on outstanding
policy variable rate loan
balance

The greater of:
(1) the published
monthly average
(Moody’s Corporate
Bond Yield Average-
Monthly Average
Corporates) as published
by Moody’s Investors
Service, Inc. or its
successor for the
calendar month ending
two months prior to the
date the rate of interest
for the policy loan is
determined, and (2) the
guaranteed interest rate
for the Guaranteed
Interest Account plus
one (1) percent per
annum.
4.5 percent
(1)The Policy Issue Charge varies based on the insureds’ genders, Risk Classes, Ages, and the Face Amount. (2)The maximum Policy Issue Charge assumes that the insureds have the following characteristics: Male and Male, Standard Tobacco, Ages 85 and 85, $200,000 Face Amount. (3)The minimum Policy Issue Charge assumes that the insureds have the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20, $200,000 Face Amount.(4)The Cost of Insurance Charge will vary based on the insureds’ genders, Risk Classes, and Ages.(5)The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured’s gender, Risk Class and Age. See the Cash Extra Charge discussion in the section entitled “Policy Charges — Cash Extra Charge.”(6)We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of five percent (5.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of four percent (4.0 percent) for Policies held less than ten years and an annual rate of four and nine-tenths percent (4.9 percent) for Policies held ten years or more.Optional Benefit Charges
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Term Insurance Agreement
Maximum Charge(1)	Monthly, expressed as an amount of Agreement coverage	$36.18 per $1,000	$25.98 per $1,000
Minimum Charge(2)	Monthly, expressed as an amount of Agreement coverage	$0.00002 per $1,000	$0.00001 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit(3)	Monthly, expressed as an amount of Agreement coverage	$0.00215 per $1,000	$0.00028 per $1,000
No Lapse Guarantee Agreement
Maximum Charge(4)	Monthly, expressed as an amount of Face Amount	$0.25 per $1,000	$0.25 per $1,000
Minimum Charge(5)	Monthly, expressed as an amount of Face Amount	$0.05 per $1,000	$0.05 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.10 per $1,000	$0.10 per $1,000
Early Values Agreement(6)	Monthly, expressed as a percentage of Accumulation Value less any Policy loans	0.60 percent annually (0.05percent monthly)	0.48 percent annually (0.04percent monthly)
(1)The maximum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Male and Male, Standard Tobacco, Ages 20 and 20. The maximum charge would be assessed when the insureds attained age equals 99. (2)The minimum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20. The minimum charge would be assessed on the first policy year.(3)The current and guaranteed Term Insurance Agreement Charge for the representative insureds is for the first year only.(4)The maximum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Male and Male, Standard Tobacco, Ages 85 and 85, $200,000 Face Amount. (5)The minimum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20, $200,000 Face Amount.(6)The minimum and maximum charge for the Early Values Agreement is not affected by the Age, Risk Class, gender or other characteristics of the insureds. The Early Value Agreement charge is only taken during the surrender charge period. See the Early Values Agreement discussion in the section entitled “Supplemental Agreements.”*Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge(4)
Insurance Cost, When Deducted [Text Block]	Monthly, expressed as an amount of Net Amount at Risk
Insurance Cost, Representative Investor [Text Block]
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1	Monthly, expressed as an amount of Net Amount at Risk	$0.00215 per $1,000	$0.00027 per $1,000

Insurance Cost (of Face Amount), Maximum [Percent]	83.33%
Insurance Cost (of Face Amount), Current [Percent]	83.33%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00001%
Insurance Cost, Footnotes [Text Block]	The Cost of Insurance Charge will vary based on the insureds’ genders, Risk Classes, and Ages.
Annual Maintenance Fee, Description [Text Block]	Policy Issue Charge(1)
Annual Maintenance Fee, Representative Investor [Text Block]
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit, $2,000,000 Face Amount	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$0.29 per $1,000	$0.29 per $1,000

Annual Maintenance Fee (of Policy Value), Maximum [Percent]	1.44%
Annual Maintenance Fee (of Policy Value), Current [Percent]	0.18%
Annual Maintenance Fee (of Policy Value), Minimum [Percent]	0.18%
Annual Maintenance Fee, Footnotes [Text Block]	The Policy Issue Charge varies based on the insureds’ genders, Risk Classes, Ages, and the Face Amount. (2)The maximum Policy Issue Charge assumes that the insureds have the following characteristics: Male and Male, Standard Tobacco, Ages 85 and 85, $200,000 Face Amount. (3)The minimum Policy Issue Charge assumes that the insureds have the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20, $200,000 Face Amount.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly, expressed as a percentage of the Policy Accumulation Value
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.08%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.025%
Administrative Expenses, Description [Text Block]	Monthly Policy Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, expressed as an amount of Face Amount
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 20
Administrative Expense (of Face Amount), Maximum [Percent]	0.0125%
Annual Portfolio Company Expenses [Table Text Block]
Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.09%	1.76%

Portfolio Company Expenses [Text Block]	Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	1.76%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the PolicySub-Account Investment Risk. Your Accumulation Value under the Policy, to the extent invested in the Sub-Accounts of the Variable Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the Sub-Accounts may reduce your Accumulation Value under the Policy. You are also subject to the risk that the investment performance of the Sub-Accounts you select may be less favorable than that of other Sub-Accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. Additionally, you could lose money you have invested in the Policy due to poor investment performance of the Sub-Accounts. The Policy also offers you the opportunity to have your Accumulation Value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The Death Benefit may also increase and decrease with investment experience.Portfolio Risks. There is no assurance that any Portfolio will achieve its stated investment objective. A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio’s prospectus. Please refer to the Portfolios’ prospectuses for more information. The amounts you invest in a particular Portfolio are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money by investing in the Portfolios.Risks Associated with Certain Funds. The Certain Funds use managed volatility strategies to help limit the Fund’s overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a Fund’s ability to participate in rising equity markets compared to otherwise similar Funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a Fund compared to other similar Funds that do not employ such a strategy, investment in a Fund could limit the growth of Accumulation Value under the Policy. Fixed Indexed Accounts. The interest credited under the Fixed Indexed Accounts will vary in part depending upon the performance of an underlying Index. For Indexed Account A , Indexed Account B and Indexed Account G, if the underlying Index declines or does not change in a given year, you bear the risk that no Index Credits will be added to your Accumulation Value in an Indexed Account Segment at the end of the Index Credit Term. You also bear the risk that sustained declines in the underlying Index may result in Index Credits not being credited to your Accumulation Value for a prolonged period of time and you may need to increase your premium payments in order to keep the Policy in force. Conversely, for Indexed Account A and Indexed Account B, if the investment performance of the underlying Index exceeds the Growth Cap for the Segment, the Index Credits credited to your Accumulation Value would be limited to the Growth Cap for that Segment multiplied by the Participation Rate which may be less than the increase in the underlying Index over the Segment Term. In addition, the amount of any partial surrender or deduction of monthly policy charges from a Segment prior to the end of the Index Credit Term will not receive an Index Credit.We manage our obligation to credit Index Credits in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Index Credit Term for Indexed Account A and Indexed Account B. If we do so, the amount of the Index Credit which you may have otherwise received would be reduced. Although the Growth Cap may not be less than the guaranteed minimum Growth Cap, it is within our sole discretion to set the Growth Cap for any indexed Segment.We may, at our sole discretion, change the Participation Rate for future Index Credit Terms on amounts allocated to Indexed Account G. If we do so, the amount of the Index Credit which you may have otherwise received could be reduced. It is within our sole discretion to change the current Participation Rate for Indexed Account G; however, it will never be less than 10% or greater than 200%.There is no guarantee that the underlying Indices will be available during the entire time you own your Policy. If an Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index may differ from the currently available underlying Indices. This, in turn, may affect the Index Credits you earn.There is no guarantee that we will continue to offer the Fixed Indexed Accounts during the entire time you own your Policy. We may discontinue offering any or all of the Fixed Indexed Accounts at any time. If we discontinue offering any or all of the Fixed Indexed Accounts, you may transfer Accumulation Value from the Fixed Indexed Accounts to any other investment options available under the Policy. If you do not do so, your Accumulation Value in the Fixed Indexed Account will be reallocated to the Guaranteed Interest Account.Allocating Net Premiums or Accumulation Value to one or all of the Fixed Indexed Accounts is not equivalent to investing in the underlying stocks comprising the underlying Indices. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.If you surrender your Policy before the end of an Index Credit Term, no Index Credit will be credited to your Accumulation Value in that Index Credit Term.See also the Fixed Indexed Accounts section of the General Description of the Policy portion of this prospectus for information on Growth Caps and Participation Rates that apply to the Fixed Indexed Accounts.Policy Loan Risks. A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Sub-Accounts. In addition, a charge is deducted from your Accumulation Value each month while there is a Policy loan outstanding. The Death Benefit is reduced by the amount of any outstanding Policy indebtedness. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, the amount of the Policy loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly. Policy indebtedness reduces the Surrender Value and increases the risk that your Policy will lapse.Policy Termination. There is the risk that the Policy may terminate or lapse. If your Policy terminates or lapses, all of the Agreements added to the Policy will also terminate or lapse. Policy Termination will occur when there is no Accumulation Value, or the Policy loan amount (plus accrued interest) equals the Accumulation Value, and you do not make the required payment into the Policy during the Grace Period. You may reinstate a terminated or lapsed Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate or lapse. If a Policy terminates or lapses with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner. See “Policy Premiums.”Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. The deduction of monthly Policy charges will reduce your Accumulation Value. The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Sub-Account values could decline depending upon changes in the Underlying Funds. Depending upon the timing of withdrawals, Owners could lose all or part of their premium payments.Risks Associated with the General Account. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees.Access to Cash Values through Partial Surrenders and Withdrawals. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Your ability to access the Policy’s Accumulation Value is subject to limitations on amounts that may be withdrawn. Surrender and Partial Surrenders. Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, which may be significant. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the Accumulation Value and will reduce the Death Benefit and increase the risk of Termination. See “Federal Tax Status.”Qualification as Life Insurance. We believe that a Policy issued on the basis of a standard Underwriting Class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account. Failure to qualify would mean that the death proceeds would be included in the Beneficiary’s gross income for federal income tax purposes, and that the Accumulation Value would be constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy Owner’s estate, there is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation. See the “Policy Premiums” and “Federal Tax Status.”Modified Endowment Contract Status. It is possible that a Policy qualifying as life insurance will be treated as a MEC, depending on how rapidly the Policy is funded. A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly Accumulation Value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution taken before age 59½ that is included in income. See “Federal Tax Status.”Overloan Protection Agreement. You may elect the Overloan Protection Agreement to prevent policy Termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain, and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax adviser.Cybersecurity RisksOur variable insurance product business is highly dependent upon the effective operation of our computer and technology systems and networks and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, or our intermediaries and other affiliated or third-party service providers, administrators, distributors and vendors (“Intermediaries”) may adversely affect our and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios); impact our ability to calculate values and make payments; cause the unauthorized access and possible destruction of our proprietary information or our clients’ confidential personal information; subject us and/or our Intermediaries to regulatory fines, litigation and financial losses; adversely impact our business operations and financial condition; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, including the advances in criminal capabilities and the discovery of new vulnerabilities, continue to pose new and significant cybersecurity threats. These events may be beyond control and cannot be fully mitigated or foreseen. Additionally, cybersecurity threats and incidents have dramatically increased in recent years, financial services companies and their intermediaries are increasingly the targets of cyber-attacks, and it is possible that a cybersecurity incident could persist for an extended period of time without detection. We have implemented and maintain administrative, technical and physical security measures that are reasonably designed to protect against cybersecurity threats, and require our Intermediaries to meet certain information security standards. However, there can be no assurance that that we or the Portfolios or our Intermediaries will avoid adverse impacts or losses affecting your contract due to cyber-attacks or information security breaches in the future.Even if we successfully protect our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. These risks are common to all insurers and financial service providers.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Standard Death BenefitsDeath Benefit ProceedsAs long as the Policy is in force, we will determine the amount of and pay the Death Benefit proceeds on the Policy upon receipt at our Home Office of satisfactory proof of the second death, plus written direction (from each eligible recipient of Death Benefit proceeds) regarding how to pay the Death Benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the Death Benefit proceeds to the Beneficiary(ies), if living. If each Beneficiary dies before the second death, we will pay the Death Benefit proceeds to the Owner or the Owner’s estate, or, if the Owner is a corporation, to it or its successor. We will pay the Death Benefit proceeds in a lump sum or under a settlement option.Death Benefit proceeds equal:●the Death Benefit (described below);●plus any additional insurance payable upon the second death provided by an additional Agreement;●plus any premium paid after the date of the second death;●minus any unpaid monthly charges;●minus any outstanding Policy loan; and●minus any accrued Policy Loan Interest.We may further adjust the amount of the Death Benefit proceeds if we contest the Policy and the all insureds or the second insured to die dies by suicide or you misstate an insured’s Age or gender. See “Statement of Additional Information.”Death Benefit OptionsThe Policy provides a Death Benefit. The Death Benefit is determined on each monthly Policy Anniversary and as of the date of the second death. You must select one of the three Death Benefit options we offer in your Application. If you do not choose a Death Benefit option in your Application, the Level Option Death Benefit will automatically be in effect.The Policy is intended to qualify under Code Section 7702 as a life insurance policy for federal tax purposes. The Death Benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached Agreement will be interpreted to ensure such qualification, regardless of any language to the contrary.To the extent the Death Benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly charges or supplemental Agreements that are consistent with such an increase. Adjustments will be reflected in the monthly charge assessment.Under Code Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a “guideline premium test (GPT)” or a “cash value accumulation test (CVAT).” You must choose either the GPT or the CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Death Benefit will vary depending on which test is used. If you chose the CVAT test, you may not have the Overloan Protection Agreement on your Policy. See “Supplemental Agreements — Overloan Protection Agreement.”The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the Death Benefit be at least a certain percentage (varying each year by Age of the younger insured) of the Accumulation Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Death Benefit be at least a certain percentage (varying based on the Ages and gender classes of the insureds) of the Accumulation Value.The corridor under the CVAT is different than the corridor under the GPT. For a Policy in the corridor with no additional Agreements, as your Accumulation Value increases your Death Benefit will increase more rapidly under CVAT than it would under GPT.Your Policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher Death Benefit, which may increase certain charges.Under the Guideline Premium Test (GPT), the Level Option Death Benefit equals the greatest of:1. the Face Amount on the date of the second death; or2. a specified “limitation percentage,” called the Guideline Premium Test Death Benefit Percentage Factor (GPT DBPF) on your Policy’s data pages, multiplied by the Accumulation Value on the date of the second death.Under the Level Option, your Death Benefit remains level unless the limitation percentage multiplied by the Accumulation Value is greater than the Face Amount; then the Death Benefit will vary as the Accumulation Value varies.The limitation percentage is the minimum percentage of Accumulation Value we must pay as the Death Benefit under federal tax requirements. It is based on the Ages of the insureds at the beginning of each Policy Year. The following table indicates the limitation percentages for the guideline premium test for different Ages:
Age	Limitation Percentage
40 and under	250%
41 to 45	250% minus 7% for each year over Age 40
46 to 50	215% minus 6% for each year over Age 45
51 to 55	185% minus 7% for each year over Age 50
56 to 60	150% minus 4% for each year over Age 55
61 to 65	130% minus 2% for each year over Age 60
66 to 70	120% minus 1% for each year over Age 65
71 to 75	115% minus 2% for each year over Age 70
76 to 90	105%
91 to 95	105% minus 1% for each year over Age 90
96 to 121	100%
If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Policy’s Accumulation Value.Level Option Guideline Premium Test Example. Assume that the younger insured’s Age is under 40. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. The figure $40,000 is derived because 250 percent of $40,000 equals $100,000. Every additional $100 added to the Accumulation Value above $40,000 will increase the Death Benefit by $250.Similarly, so long as the Accumulation Value exceeds $40,000, every $100 taken out of the Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit will equal the Face Amount of the Policy.Under the Cash Value Accumulation Test (CVAT), the Level Option Death Benefit equals the greatest of:1.the Face Amount on the date of the second death; or2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.Under the Level Option, your Death Benefit remains level unless the Accumulation Value is greater than the net single premium as specified under Code Section 7702, multiplied by the Face Amount. The net single premium is based on the insureds’ genders, Ages, tobacco statuses, and Risk Classes.Under the CVAT, a “limitation percentage” may be defined as the value “1” divided by the net single premium. While the limitation percentages are defined differently for the GPT and the CVAT, they work identically with respect to the relationship between the Accumulation Value and the Death Benefit. Specifically, the Death Benefit is never less than the Accumulation Value multiplied by the applicable limitation percentage, regardless of whether the Policy satisfies the GPT or CVAT.If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Accumulation Value.Level Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit for the Policy must be equal to or be greater than 225 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $44,444, the Death Benefit of the Policy will exceed the $100,000 Face Amount. The figure $44,444 is derived because 225 percent of $44,444 equals $100,000. Every additional $100 added to the Accumulation Value above $44,444 will increase the Death Benefit of the Policy by $225.Similarly, so long as the Accumulation Value exceeds $44,444, every $100 taken out of the Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit of the Policy will equal the Face Amount of the Policy.Under the Guideline Premium Test, the Increasing Option Death Benefit equals the greatest of:1. the Face Amount plus the Accumulation Value on the date of the second death; or2. the limitation percentage (the GPT DBPF) multiplied by the Accumulation Value on the date of the second death.Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies.Increasing Option Guideline Premium Test Example. Assume that the younger insured’s Age is under 40. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $60,000 will generally have a Death Benefit of $160,000 ($100,000 + $60,000). The Death Benefit, however, must be at least 250 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,666, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of Accumulation Value above $66,666 will increase the Death Benefit by $250.Similarly, any time the Accumulation Value exceeds $66,666, every $100 taken out of Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the Face Amount plus the Accumulation Value of the Policy.Under the Cash Value Accumulation Test, the Increasing Option Death Benefit equals the greatest of:1. the Face Amount plus the Accumulation Value on the date of the second death; or2. the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies.Increasing Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $65,000 will generally have a Death Benefit of $165,000 ($100,000 + $65,000). The Death Benefit for the Policy must be at least 225 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $80,000, the Death Benefit for the Policy will be greater than the Face Amount plus the Accumulation Value. The figure of $80,000 is derived because 225 percent of $80,000 equals $100,000 + $80,000. Every additional $100 of Accumulation Value above $80,000 will increase the Death Benefit of the Policy by $225.Similarly, any time Accumulation Value exceeds $80,000, every $100 taken out of Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit for the Policy will be the Face Amount plus the Accumulation Value of the Policy.Effect of Partial Surrenders on the Death BenefitIf you choose the Level Option, a partial surrender will reduce the Face Amount by an amount equal to the amount of the partial surrender. If you choose the Increasing Option, your Face Amount will not be affected by a partial surrender. Regardless of the Death Benefit option you choose, a partial surrender will reduce the Death Benefit by at least the amount of the partial surrender.Choosing Death Benefit OptionsYou must choose one Death Benefit option on your Application. This is an important decision. The Death Benefit option you choose will have an impact on the dollar value of the Death Benefit, on your Accumulation Value, and on the amount of cost of insurance charges you pay. If you do not select a Death Benefit option on your Application, the Level Option will become the Death Benefit option for your Policy, by default.You may find the Level Option more suitable for you if your goal is to increase your Accumulation Value through positive investment experience. Positive investment experience under the Level Option would result in a higher proportion of Accumulation Value to the Death Benefit, which may lower the total amount of fees and expenses we would charge. You may find the Increasing Option more suitable for you if your goal is to increase your total Death Benefit. Positive increases in the Accumulation Value would be reflected in your Death Benefit, which would result in a Death Benefit that equals your Initial Face Amount plus the Accumulation Value.Changing the Death Benefit OptionAfter the first Policy Year, you may change your Death Benefit option once each Policy Year. We will notify you of the new Face Amount.●You must send your Written Request in Good Order to our Home Office.●The effective date of the change will be the monthly Policy Anniversary on or following the date we approve your request for a change in Good Order.●Changing your Death Benefit option may cause you to receive taxable income, may cause your Policy to become a MEC or may have other unintended adverse federal tax consequences. See “Federal Tax Status.” You should consult a tax adviser before changing your Policy’s Death Benefit option.Decreasing the Face AmountYou may decrease the Face Amount of the Policy. A decrease in the Face Amount will affect your cost of insurance charge, your guideline premium or cash value accumulation tax calculation, and may have adverse federal tax consequences. You should consult a tax adviser before decreasing your Policy’s Face Amount.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Choosing Death Benefit OptionsYou must choose one Death Benefit option on your Application. This is an important decision. The Death Benefit option you choose will have an impact on the dollar value of the Death Benefit, on your Accumulation Value, and on the amount of cost of insurance charges you pay. If you do not select a Death Benefit option on your Application, the Level Option will become the Death Benefit option for your Policy, by default.You may find the Level Option more suitable for you if your goal is to increase your Accumulation Value through positive investment experience. Positive investment experience under the Level Option would result in a higher proportion of Accumulation Value to the Death Benefit, which may lower the total amount of fees and expenses we would charge. You may find the Increasing Option more suitable for you if your goal is to increase your total Death Benefit. Positive increases in the Accumulation Value would be reflected in your Death Benefit, which would result in a Death Benefit that equals your Initial Face Amount plus the Accumulation Value.Changing the Death Benefit OptionAfter the first Policy Year, you may change your Death Benefit option once each Policy Year. We will notify you of the new Face Amount.●You must send your Written Request in Good Order to our Home Office.●The effective date of the change will be the monthly Policy Anniversary on or following the date we approve your request for a change in Good Order.●Changing your Death Benefit option may cause you to receive taxable income, may cause your Policy to become a MEC or may have other unintended adverse federal tax consequences. See “Federal Tax Status.” You should consult a tax adviser before changing your Policy’s Death Benefit option.Decreasing the Face AmountYou may decrease the Face Amount of the Policy. A decrease in the Face Amount will affect your cost of insurance charge, your guideline premium or cash value accumulation tax calculation, and may have adverse federal tax consequences. You should consult a tax adviser before decreasing your Policy’s Face Amount.
Charges and Contract Values, Note (N-6) [Text Block]	Effect of Partial Surrenders on the Death BenefitIf you choose the Level Option, a partial surrender will reduce the Face Amount by an amount equal to the amount of the partial surrender. If you choose the Increasing Option, your Face Amount will not be affected by a partial surrender. Regardless of the Death Benefit option you choose, a partial surrender will reduce the Death Benefit by at least the amount of the partial surrender.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the ContractIn addition to the standard death benefits associated with your Policy, other optional agreements may also be available to you. The following tables summarize information about those agreements. Information about the fees associated with each agreement included in the tables may be found in the Fee Table.Policy Optional Agreements
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Term Insurance Agreement	Provides additional one-year level term insurance payable at the second death.	Optional	●Subject to the insureds providing evidence of insurability ●Agreement only available at Policy issue
Overloan Protection Agreement	Provides protection against Policy Termination in the event Policy Charges exceed the Policy Accumulation Value	Optional	●Policy Owner must elect the Guideline Premium Test ●Agreement only available at Policy issue
Early Values Agreement	Waives the Surrender Charge that would ordinarily apply to the Policy of the Policy without providing evidence of the insureds’ insurability	Optional	●Not available with the No Lapse Guarantee Agreement ●Agreement only available at Policy issue
Premium Deposit Account Agreement	Provides the Policy Owner with an option to deposit funds into an account to ensure that planned Premium payments are made on the Policy Anniversary	Optional	May only have one Premium Deposit Account per Policy
Estate Preservation Agreement	Guarantees the Policy Owner the right to purchase additional amounts of term insurance on the surviving insured’s life without providing evidence of insurability	Optional	●If both insureds die simultaneously, the Agreement does not pay a benefit ●Agreement only available at Policy issue
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Policy Split Agreement	Provides for the split of the Policy into two policies of single life flexible premium universal life insurance without providing evidence of the insureds’ insurability	Optional
Only exercisable if:
(1) both insureds are
under Age 75 and living
on the effective date of
issue of the new policies;
(2) neither insured is in
an uninsurable risk
class; and (3) the request
is made within six
months of: (i) the
amendment of the Code
to eliminate the
unlimited federal estate
tax marital deduction
with respect to the
insureds; (ii) the
amendment to the Code
to reduce the maximum
estate tax rate by 50% or
more; the amendment to
the Code to reduce the
maximum estate tax
exemption amount by
50% or more; or the
insureds’ final decree of
divorce.

No Lapse Guarantee Agreement
Provides the Policy will
remain in force even if
the Accumulation Value
is not sufficient to cover
monthly charges when
due as long as the NLGA
value (as defined in the
Agreement) is sufficient
to cover any charges
against the NLGA value
and the sum of any
outstanding policy loans
and any unpaid policy
loan interest does not
exceed the Accumulation
Value
		Optional	●The percentage of any Net Premiums allocated to any variable Sub-Account may be limited to the maximum variable Sub-Account percentage ●Agreement only available at Policy issue
Other Policy Features
Dollar Cost Averaging	Allows for allocation of money from the General Account to sub-accounts evenly over a period of time	Optional	Dollar cost averaging transfers will only take place on the Interim Account Transfer Date
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Rebalancing	Automatically reallocates money among each of the chosen Sub-Accounts and/or the Guaranteed Interest Account on set dates throughout the year	Optional	Rebalancing is subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Systematic Transfers
Automatically transfers
money from one
Sub-Account and/or the
Guaranteed Interest
Account to one or more
other Sub-Accounts, one
or more Fixed Indexed
Accounts and/or the
Guaranteed Interest
Account on specified
dates
		Optional	Systematic transfers are subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Supplemental AgreementsExcept as otherwise indicated, the following Agreements offering supplemental benefits are available under the Policy. Some of the Agreements are subject to our underwriting approval. Your agent can help you determine whether certain of the Agreements are suitable for you. These Agreements may not be available in all states. Please contact us for further details.Estate Preservation Agreement.   The Estate Preservation Agreement permits You to purchase additional four year term insurance on the death of the designated insured, without evidence of insurability. This right extends for a period of 90 days after the death of that person. Typically, the person you designate will be the younger of the two persons insured under this Policy. In the event that both insureds under this Policy die simultaneously, We will pay nothing under this Agreement. The Estate Preservation Agreement is useful if there is a need to have the Policy owned initially by one or both of the insureds and subsequently to change the ownership to a trust.For example, if the designated insured dies while the policy is individually owned, the Agreement allows the Policy owner to purchase four year term insurance within 90 days of that insured’s death to cover possible estate taxes should the second insured die within three years of the designated insured’s death.Policy Split Agreement.  The Policy Split Agreement provides for the division of the Policy into two policies of single life flexible premium universal life insurance, without evidence of insurability. The face amounts of the resulting two policies of single life flexible premium universal life insurance will be 50% of the Face Amount of the Policy, plus 50% of any Term Insurance Agreement amount, as shown on the Policy data pages. You may request a split of the Policy so long as (1) both insureds are under Age 75 and living on the effective date of issue of the new policies; (2) neither insured is in an uninsurable risk class; and (3) the request is made within six months of: (i) the amendment of the Code to eliminate the unlimited federal estate tax marital deduction with respect to the insureds; (ii) the amendment to the Code to reduce the maximum estate tax rate by 50% or more; the amendment to the Code to reduce the maximum estate tax exemption amount by 50% or more; or the insureds’ final decree of divorce. If the Policy has an existing loan, such loan must be repaid before the Policy is split.Both the Surrender Charges on the split policy and any premium expense charges on the new policies will be waived resulting in the total Accumulation Value less indebtedness on the new policies to be the same as the Accumulation Value less indebtedness of the split policy. The new policies’ cost of insurance charges will be based on each Insured’s Age, which will likely resulting in higher total charges than those that existed under the split policy.If the new policies are variable life insurance policies, the value of the new policies will be calculated using the Sub-Accounts’ current net asset value.For example, if a Policy has a $1,000,000 Face Amount and the Owner decides to split the Policy, exercising this Agreement would result in two policies of single life flexible premium universal life insurance, each with a face amount of $500,000. Term Insurance Agreement.  The Term Insurance Agreement provides additional one-year level term insurance payable at the second death. The additional term insurance provided by this Agreement will automatically be renewed annually until the younger insured’s age 100. The additional term insurance provided by this Agreement may not be converted. We assess a separate monthly charge for this Agreement.For example, if you were to elect this Agreement to provide an additional $250,000 in Death Benefits, this additional $250,000 would be payable to the beneficiary upon the second death if this Agreement is still in force. Note that the Term Insurance Agreement has no cash or loan values and does not modify any cash or loan values of this Policy.Early Values Agreement.   The Early Values Agreement (“EVA”) waives the Surrender Charges that would ordinarily apply to your Policy. Electing this Agreement results in higher cash Surrender Values in the early years of Policy Ownership. If you elect this Agreement, the Accumulation Value will be slightly lower than if this Agreement is not elected because of the charge for the Agreement. The minimum monthly charge for this Agreement is 0.01 percent of the Accumulation Value less any Policy loan and the maximum monthly charge is 0.05 percent of Accumulation Value less any Policy loan. For purposes of determining the charge for this Agreement, Policy Loan Interest that has accrued, but which has not been paid or added to the Policy loan balance, will be included as part of the Policy loan being subtracted from the Accumulation Value. This Agreement may not be terminated once it is elected. If the Policy is terminated and later reinstated, the EVA must be added at reinstatement. You should only purchase this Agreement if higher cash Surrender Values in the early years of this Policy are important to you and you are willing to accept lower Policy Accumulation Values.For example, if you surrender your Policy in the third Policy Year while your Policy’s Accumulation Value is $100,000, we would ordinarily deduct a Surrender Charge, which could be significant, in calculating your Surrender Value. If you elect the EVA, such Surrender Charge will be waived, and your Surrender Value would be the whole $100,000 (less any Policy loan and unpaid Policy Loan Interest, if applicable) in this hypothetical situation.Premium Deposit Agreement.  The Premium Deposit Agreement allows you to send us up to three payments to pay your annual premium for a period of two to ten years. For each PDA payment you give us, we may require you to pay an initial premium on the date you send us the PDA payment. The initial premium is not part of the PDA account and does not count towards the maximum of three payments into the PDA. The payments will be held in a Premium Deposit Account, a part of our General Account, and interest will be credited on those payments. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50%, the PDA Minimum Rate, on each payment to the Premium Deposit Account for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on payments to the Premium Deposit Account for the duration the payment remains in the Account. We will provide you with the current Premium Deposit Account interest rate upon request.The Premium Deposit Agreement is not subject to underwriting. You should consider adding this Agreement to your Policy if you want to only make three or fewer payments during the life of the Policy and would like us to automatically pay your Policy premiums for the periods you elect. There is no charge for this Agreement.Each year, we will withdraw a portion of the payment(s) held in a Premium Deposit Account and pay from our General Account interest credited on that amount to pay your annual premium. Amounts held in the Premium Deposit Account may only be used to pay Policy premiums.When you add the Premium Deposit Agreement to your Policy, we will send you a confirmation showing the annual withdrawal from the Premium Deposit Agreement account and the interest we will credit on that amount. The following example demonstrates how the Premium Deposit Agreement works:The Policy Owner requests the Premium Deposit Account and wishes to have 10 annual premium payments of $10,000 each. Assuming an interest rate of 2.75%, we would require a deposit into the Premium Deposit Account of $78,776.78. The initial $10,000 premium payment would need to be made in addition to the deposit into the Premium Deposit Account. The following chart depicts the withdrawals and interest earned for each Premium payment made from the Premium Deposit Amount:
Annual Premium Payment Year	Annual Premium to be Paid	Amount Withdrawn from PDA	Taxable Interest Earned
2	$10,000.00	$9,732.36	$267.64
3	$10,000.00	$9,471.88	$528.12
4	$10,000.00	$9,218.38	$781.62
5	$10,000.00	$8,971.66	$1,028.34
6	$10,000.00	$8,731.54	$1,268.46
7	$10,000.00	$8,497.85	$1,502.15
8	$10,000.00	$8,270.41	$1,729.59
9	$10,000.00	$8,049.06	$1,950.94
10	$10,000.00	$7,833.64	$2,166.36
On the first Policy Anniversary (the second Annual Premium Payment Year), we would withdraw $9,732.36 from the Premium Deposit Account and credit $267.64 in interest from our General Account to pay the annual premium of $10,000 ($9,732.36 + $267.64 = $10,000). The interest of $267.64 will be reported to the Policy Owner as taxable on an IRS Form 1099-INT.If you request a surrender of any amount held by us under the Premium Deposit Agreement, we will treat it as a request to surrender the Agreement and will refund all of the remaining balance in the Premium Deposit Account to you along with interest credited at the PDA Minimum Rate for the portion of each payment remaining in the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the premium payment for the immediately preceding Policy Anniversary was made from the Premium Deposit Account. We only pay interest from the immediately preceding Policy Anniversary date because the Policy Owner received an interest payment on the Premium Deposit Account money on that date.If the second death occurs while the Policy and the Premium Deposit Account are in force, we will pay the Death Benefit payable under the Policy as well as any remaining balance in the Premium Deposit Account. We will pay you interest on that remaining balance, using the then current interest rate for the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the last premium payment was made from the Premium Deposit Account.Overloan Protection Agreement. The Overloan Protection Agreement provides that the Policy will not terminate because of a Policy loan even where the Accumulation Value of the Policy is insufficient to cover Policy charges. The Policy Owner must elect to use the guideline premium test. Once exercised, the Death Benefit payable under the Policy will be greatly reduced and be the minimum Death Benefit payable as permitted under the Code at the time the Overloan Protection Agreement was exercised. The Agreement may be exercised on non-MECs after the Policy has been in force for at least 15 years and the insured(s) is over 75 years of Age. Once elected, this Agreement will remain in force until the Policy is surrendered or until the second death and will reduce the Policy Death Benefit by the amount of the Fixed Loan Account. We assess a one-time charge when the Agreement is exercised. Exercising the Overloan Protection Agreement shall not affect the Policy’s Face Amount or other supplemental insurance benefits offered under the Policy.For example, if your Policy’s Accumulation Value is $500,000 and you exercise this Agreement, a maximum charge of $50,000 (10% of your Accumulation Value) will be deducted from your Policy. Your remaining Accumulation Value allocated to the separate account or indexed accounts will be transferred to the Guaranteed Interest Account. Exercising this Agreement will guarantee that your Policy does not terminate because of a policy loan even if the cash value is insufficient to cover policy charges.The tax treatment of the Overloan Protection Agreement is uncertain and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax advisor.No Lapse Guarantee Agreement. The No Lapse Guarantee Agreement (NLG Agreement) provides that the Policy will remain in force even if the Accumulation Value is not sufficient to cover monthly charges when due, as long as: (i) the NLGA value (as defined in the Agreement) is sufficient to cover any charges against the NLGA value; and (ii) after accounting for any charges described in subsection (i) above, the sum of any outstanding Policy loans and any unpaid Policy Loan Interest does not exceed the Accumulation Value. The NLGA has no effect on the Policy’s Face Amount, Death Benefit and the supplemental insurance benefits offered under the Policy.Example 1:If a Policy has an Accumulation Value of $1,000 and monthly charges are $2,000, it will not have sufficient Accumulation Value from which we can subtract policy charges. However, if the NLGA value is sufficient to cover any outstanding monthly charges, the Policy will not terminate at that time. Example 2:If a Policy has an Accumulation Value of $1,000, an outstanding Policy loan of $500, and monthly charges are $2,000, it will not have sufficient Accumulation Value from which we can subtract policy charges. The Accumulation Value of $1,000 less the outstanding Policy loan of $500 less the monthly charges of $2,000 would cause the Policy to lapse. If the Owner does not repay the outstanding Policy loan, the Policy would terminate because the sum of the outstanding Policy loan would exceed the Accumulation Value (after accounting for the $2,000 in monthly charges). Example 3:If in Example 2, the Owner repays the Policy loan and any outstanding Policy Loan Interest, the Policy’s Accumulation Value would still not be sufficient to cover charges ($500 remaining Accumulation Value less monthly charges of $2,000). However, if the NLGA value is sufficient to cover the $2,000 monthly charges, the Policy would not terminate.You should purchase the NLG Agreement if you are concerned about the policy lapsing due to low Accumulation Value. However, in times of positive market performance your Accumulation Value may never fall to a level insufficient to cover charges, and therefore, the benefit of the NLG Agreement may not be realized. The NLGA Net Premium is the premium payment less the NLGA premium charge assessed against the premium. On the date the initial Net Premium is paid under the Policy, the NLGA value for the Policy is equal to the NLGA Net Premium paid.For any date after the date we receive your initial Net Premium, the NLGA value for the Policy is equal to:1.the prior NLGA value; plus2. interest, using the NLGA interest rate shown on the policy data pages, earned since the prior day; plus3. any NLGA Net Premium applied since the prior day; minus4.any NLGA partial surrender amount (see below); minus5.the deduction of the NLGA Cost of Insurance and NLGA Policy Issue Charges from NLGA value; minus6.Transaction Charges, Cash Extra Charge and any charges for supplemental insurance benefits.The NLGA value is not a value you may take a loan against or access by taking a partial surrender. A partial surrender of Policy Accumulation Value will reduce the NLGA value by the NLGA Partial Surrender Amount which is the greater of i) the amount of the partial surrender or ii) the NLGA value (before the partial surrender) multiplied by a fraction, the numerator of which is the amount of the partial surrender and the denominator of which is the Accumulation Value (before the partial surrender). The NLGA value is used solely to determine whether or not the Policy terminates when the Accumulation Value falls to a level that is insufficient to cover charges against the Accumulation Value. We will provide the policy owner with the amount of the NLGA value upon request. We assess a separate monthly charge for this Agreement.If there is no Accumulation Value and the NLGA value is insufficient to cover the charges against the NLGA value, a 61-day grace period begins. See “Termination and Reinstatement — Termination” for information regarding the notice we will provide when a Policy enters the Grace Period and the steps to prevent termination of the Policy.When the NLG Agreement is issued, we will not accept any initial premium or premium for any subsequent Policy Years that exceeds the annual premium limit for the NLGA Agreement. You can obtain the amount of your NLG Agreement annual premium limit by requesting a personalized Policy illustration. The NLG Agreement annual premium limit also applies where we receive cash value from another policy in an exchange under Section 1035 or otherwise. We will waive the annual premium limit for the NLG Agreement only to the extent that the premium in excess of the annual premium limit is necessary to prevent the policy from terminating prior to the next Policy Anniversary. There may be limitations on Net Premium allocations while the agreement is in force. The percentage of any Net Premiums allocated to any variable Sub-Account will be limited to the maximum variable Sub-Account percentage as defined in the policy. While the Agreement is in force, no requested transfer or systematic transfer may be allocated to a variable Sub-Account where the percentage of the total accumulation value in the Sub-Account prior to the requested transfer or systematic transfer exceeds the maximum variable Sub-Account percentage. These investment restrictions are designed to limit high allocations to any one Sub-Account. These investment restrictions, which are designed to prevent an overconcentration of risk in any single Sub Account, are enforced prior to any investment or investment allocation changes.We reserve the right at a future time to restrict the allocation for transfers, rebalancing, and additional premiums to any one variable Sub-Account by the maximum variable Sub-Account percentage shown on the policy’s data pages. Additionally, for a requested transfer or systematic transfer, the percentage allocated to any one variable Sub-Account must not exceed the maximum variable Sub-Account percentage of the transfer or systematic transfer amount. We reserve the right to waive and/or otherwise change the maximum variable Sub-Account percentage limitations. Please contact as us at 1-844-208-2412 to see if the maximum variable Sub-Account percentage limitation is currently being waived.Automatic Rebalancing, as defined in the agreement is required while the agreement is in force. The following automatic rebalancing requirements must be maintained.The frequency of the automatic rebalancing must be at least quarterly. The percentage allocated to any variable Sub-Account may be limited to the maximum variable Sub-Account percentage.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Term Insurance Agreement	Provides additional one-year level term insurance payable at the second death.	Optional	●Subject to the insureds providing evidence of insurability ●Agreement only available at Policy issue
Overloan Protection Agreement	Provides protection against Policy Termination in the event Policy Charges exceed the Policy Accumulation Value	Optional	●Policy Owner must elect the Guideline Premium Test ●Agreement only available at Policy issue
Early Values Agreement	Waives the Surrender Charge that would ordinarily apply to the Policy of the Policy without providing evidence of the insureds’ insurability	Optional	●Not available with the No Lapse Guarantee Agreement ●Agreement only available at Policy issue
Premium Deposit Account Agreement	Provides the Policy Owner with an option to deposit funds into an account to ensure that planned Premium payments are made on the Policy Anniversary	Optional	May only have one Premium Deposit Account per Policy
Estate Preservation Agreement	Guarantees the Policy Owner the right to purchase additional amounts of term insurance on the surviving insured’s life without providing evidence of insurability	Optional	●If both insureds die simultaneously, the Agreement does not pay a benefit ●Agreement only available at Policy issue
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Policy Split Agreement	Provides for the split of the Policy into two policies of single life flexible premium universal life insurance without providing evidence of the insureds’ insurability	Optional
Only exercisable if:
(1) both insureds are
under Age 75 and living
on the effective date of
issue of the new policies;
(2) neither insured is in
an uninsurable risk
class; and (3) the request
is made within six
months of: (i) the
amendment of the Code
to eliminate the
unlimited federal estate
tax marital deduction
with respect to the
insureds; (ii) the
amendment to the Code
to reduce the maximum
estate tax rate by 50% or
more; the amendment to
the Code to reduce the
maximum estate tax
exemption amount by
50% or more; or the
insureds’ final decree of
divorce.

No Lapse Guarantee Agreement
Provides the Policy will
remain in force even if
the Accumulation Value
is not sufficient to cover
monthly charges when
due as long as the NLGA
value (as defined in the
Agreement) is sufficient
to cover any charges
against the NLGA value
and the sum of any
outstanding policy loans
and any unpaid policy
loan interest does not
exceed the Accumulation
Value
		Optional	●The percentage of any Net Premiums allocated to any variable Sub-Account may be limited to the maximum variable Sub-Account percentage ●Agreement only available at Policy issue
Other Policy Features
Dollar Cost Averaging	Allows for allocation of money from the General Account to sub-accounts evenly over a period of time	Optional	Dollar cost averaging transfers will only take place on the Interim Account Transfer Date
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Rebalancing	Automatically reallocates money among each of the chosen Sub-Accounts and/or the Guaranteed Interest Account on set dates throughout the year	Optional	Rebalancing is subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Systematic Transfers
Automatically transfers
money from one
Sub-Account and/or the
Guaranteed Interest
Account to one or more
other Sub-Accounts, one
or more Fixed Indexed
Accounts and/or the
Guaranteed Interest
Account on specified
dates
		Optional	Systematic transfers are subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares

Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A — Portfolio Companies Available Under the ContractThe following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-208-2412 or by sending an email request to policyservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.[a] The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance. [a]If you purchased the No Lapse Guarantee Agreement, and while such Agreement in force, no requested transfer or systematic transfer may be allocated to a variable Sub-Account where the percentage of the total accumulation value in the Sub-Account prior to the requested transfer or systematic transfer is in excess of the maximum variable Sub-Account percentage. Additionally, for a requested transfer or systematic transfer the percentage allocated to any one variable Sub-Account must not exceed the maximum variable Sub-Account percentage of the transfer or systematic transfer amount. The maximum variable Sub-Account percentage, which may be waived and/or otherwise changed by the Company, ranges from 20% to 100%.[1]Current Expenses are each Fund's total annual operating expenses.[2]This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.*Designated Fund. This Fund employs a managed volatility strategy. +Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Individual Variable Universal Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-208-2412 or by sending an email request to policyservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.[a] The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
AB Variable Products Series Fund, Inc.
Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	Dynamic Asset Allocation Portfolio – Class B Shares* Investment Adviser: AllianceBernstein L.P.	1.10%[2]	13.21%	4.74%	5.25%
The Portfolio’s investment objective is long-term growth of capital.	International Value Portfolio – Class A Shares Investment Adviser: AllianceBernstein L.P.	0.92%	41.70%	10.47%	6.64%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco V.I. International Growth Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	1.00%[2]	16.32%	2.15%	5.64%
Long-term capital appreciation.	Invesco V.I. American Value Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.75%	17.45%	15.43%	11.95%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.60%	20.33%	10.82%	10.63%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.59%	15.07%	6.89%	7.53%
Seeks to provide investors with current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.58%[2]	9.11%	2.45%	3.76%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.57%	18.15%	9.08%	9.32%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.59%[2]	11.94%	4.68%	5.73%
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.48%	9.55%	-2.27%	1.47%
The fund’s investment objective is to provide long-term growth of capital.	Global Small Capitalization Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.65%[2]	14.89%	0.73%	7.50%
The fund’s investment objective is to provide growth of capital.	Growth Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.33%	20.54%	13.66%	18.26%
The fund’s investment objectives are to achieve long-term growth of capital and income.	Growth-Income Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.28%	18.37%	14.19%	14.20%
The fund’s investment objective is to provide long-term growth of capital.	International Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.47%[2]	27.04%	3.66%	7.26%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.57%[2]	28.60%	5.59%	9.53%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	U.S. Government Securities Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.25%[2]	8.01%	0.01%	1.95%
BlackRock Variable Series Funds, Inc.
Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.	BlackRock International Index V.I. Fund – Class I Shares Investment Adviser: BlackRock Advisors, LLC	0.27%[2]	31.37%	8.88%	8.18%
Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.	BlackRock Small Cap Index V.I. Fund – Class I Shares Investment Adviser: BlackRock Advisors, LLC	0.22%	12.65%	5.93%	9.44%
Fidelity® Variable Insurance Products Funds
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Bond Index Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.14%	6.98%	-0.57%	0.00%
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.46%	19.02%	12.51%	11.60%
Seeks long-term growth of capital.	Mid Cap Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.55%	11.75%	10.10%	10.59%
Franklin Templeton Variable Insurance Products Trust
Seeks long-term total return.	Franklin Small Cap Value VIP Fund – Class 1 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.66%[2]	7.90%	9.13%	10.09%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Ivy Variable Insurance Portfolios
To seek to provide total return.	Nomura VIP Asset Strategy Series – Service Class Shares Investment Adviser: Nomura Management Company	0.77%[2]	16.66%	7.07%	7.84%

To seek to provide capital growth and appreciation.	Nomura VIP Core Equity Series – Service Class Shares Investment Adviser: Nomura Management Company	0.95%[2]	15.30%	13.79%	13.78%
To seek to provide growth of capital.	Nomura VIP Global Growth Series – Service Class Shares Investment Adviser: Nomura Management Company	1.04%[2]	17.93%	9.99%	10.71%
To seek to provide capital growth and appreciation.	Nomura VIP International Core Equity Series– Service Class Shares Investment Adviser: Nomura Management Company	1.11%[2]	24.17%	7.83%	6.62%
To seek to provide growth of capital.	Nomura VIP Mid Cap Growth Series – Service Class Shares Investment Adviser: Nomura Management Company	1.10%[2]	1.18%	-0.08%	10.66%
To seek to provide growth of capital.	Nomura VIP Science and Technology Series – Service Class Shares Investment Adviser: Nomura Management Company	1.15%	33.36%	13.71%	17.20%
To seek to provide capital appreciation.	Nomura VIP Smid Cap Core Series – Service Class Shares Investment Adviser: Nomura Management Company	1.19%[2]	8.39%	8.07%	9.91%
To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Nomura VIP Pathfinder Moderate - Managed Volatility Series – Service Class Shares* Investment Adviser: Nomura Management Company	0.99%[2]	10.72%	5.98%	6.64%
Janus Aspen Series
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.62%	15.11%	8.48%	10.14%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.57%[2]	7.40%	-0.23%	2.32%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.62%	18.14%	11.65%	16.24%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.83%[2]	6.50%	8.69%	8.66%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.72%	28.87%	9.44%	9.24%
Legg Mason Partners Variable Equity Trust
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Lincoln Variable Insurance Products Trust
Seeks capital growth in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value - Standard Class II Shares Investment Adviser: Lincoln Financial Investments Corporation Subadviser: American Century Investment Management, Inc.	0.71%[2]	14.86%	8.78%	10.39%
Seeks capital growth.	LVIP American Century Inflation Protection - Standard Class II Shares Investment Adviser: Lincoln Financial Investments Corporation Subadviser: American Century Investment Management, Inc.	0.47%[2]	6.60%	0.87%	2.87%
MFS® Variable Insurance Trust
To seek capital appreciation.	MFS® Mid Cap Growth Series – Initial Class Investment Adviser: Massachusetts Financial Services Company	0.81%[2]	3.66%	3.26%	11.60%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® International Intrinsic Value Portfolio – Initial Class Investment Adviser: Massachusetts Financial Services Company	0.89%[2]	33.26%	7.28%	9.95%
Morgan Stanley Variable Insurance Fund, Inc.
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio – Class II Shares Investment Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.30%[2]	32.90%	4.32%	7.21%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Neuberger Berman Advisers Management Trust
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Quality Equity Portfolio – Class I Shares Investment Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Northern Lights Variable Trust (TOPS)
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Flex ETF Portfolio* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.95%	9.13%	3.90%	4.81%
PIMCO Variable Insurance Trust
Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares* Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.22%[2]	15.07%	5.23%	6.44%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.19%	3.85%	0.93%	2.78%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Portfolio – Institutional Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.51%	5.68%	1.72%	1.94%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio – Institutional Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.58%	9.05%	0.16%	2.51%
Putnam Variable Trust
Seeks capital appreciation.	Putnam VT International Equity Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.81%	38.00%	9.55%	8.40%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.81%	35.07%	12.77%	9.13%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks capital appreciation.	Putnam VT Large Cap Growth Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.62%	14.58%	13.71%	17.95%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.54%	20.66%	15.68%	13.58%
Securian Funds Trust
Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).	SFT Balanced Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	0.98%	10.69%	7.54%	9.13%
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 1 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.55%	7.67%	-0.22%	2.36%
Seeks to provide growth of capital.	SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund) Investment Adviser: Securian Asset Management, Inc. Subadviser: Nomura Management Company	0.96%	8.72%	12.03%	15.42%
Seeks to provide growth of capital.	SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund) Investment Adviser: Securian Asset Management, Inc. Subadviser: Nomura Management Company	1.34%	13.13%	2.17%	10.58%
Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).	SFT Equity Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	1.09%	8.16%	5.36%	5.14%
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.66%	3.63%	2.75%	1.67%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc.	0.32%	7.14%	8.73%	10.36%
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc.	0.17%	17.64%	14.17%	14.58%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 1 Shares Investment Adviser: Cohen & Steers	1.00%	2.42%	5.47%	5.23%
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	SFT T. Rowe Price Value Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: T. Rowe Price Associates, Inc.	1.01%	11.80%	10.36%	10.38%
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	0.78%	14.17%	11.67%	13.15%
T. Rowe Price Equity Series, Inc.
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio – II Class Investment Adviser: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Vanguard® Variable Insurance Fund
Seeks long-term capital appreciation and reasonable current income.	Balanced Portfolio Investment Adviser: Wellington Management Company LLP	0.20%	16.46%	9.29%	10.03%
Seeks long-term capital appreciation.	Capital Growth Portfolio Investment Adviser: PRIMECAP Management Company	0.34%	28.98%	13.97%	14.96%
Seeks long-term capital appreciation and income.	Diversified Value Portfolio Investment Adviser: Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC	0.28%	16.83%	13.24%	11.76%
Seeks above-average level of current income and reasonable long-term capital appreciation.	Equity Income Portfolio Investment Adviser: Wellington Management Company LLP	0.29%	16.80%	12.59%	11.52%
Seeks high level of current income.	High Yield Bond Portfolio Investment Adviser: Wellington Management Company LLP	0.24%	9.18%	4.05%	5.62%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks long-term capital appreciation.	International Portfolio Investment Adviser: Schroder Investment Management North America, Inc. and Baillie Gifford Overseas Ltd	0.32%	19.97%	0.62%	10.48%
Seeks current income while maintaining limited price volatility.	Short-Term Investment-Grade Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	6.85%	2.23%	2.81%
Seeks long-term capital appreciation.	Small Company Growth Portfolio Investment Adviser: ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.	0.29%	6.11%	3.81%	9.61%
Seeks to track the performance of a broad, market-weighted bond index.	Total Bond Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Total Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.
Joint Survivorship Variable Universal Life | Sub Account Investment Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Sub-Account Investment Risk. Your Accumulation Value under the Policy, to the extent invested in the Sub-Accounts of the Variable Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the Sub-Accounts may reduce your Accumulation Value under the Policy. You are also subject to the risk that the investment performance of the Sub-Accounts you select may be less favorable than that of other Sub-Accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. Additionally, you could lose money you have invested in the Policy due to poor investment performance of the Sub-Accounts. The Policy also offers you the opportunity to have your Accumulation Value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The Death Benefit may also increase and decrease with investment experience.
Joint Survivorship Variable Universal Life | Portfolio Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Portfolio Risks. There is no assurance that any Portfolio will achieve its stated investment objective. A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio’s prospectus. Please refer to the Portfolios’ prospectuses for more information. The amounts you invest in a particular Portfolio are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money by investing in the Portfolios.
Joint Survivorship Variable Universal Life | Risks Associated with Certain Funds
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risks Associated with Certain Funds. The Certain Funds use managed volatility strategies to help limit the Fund’s overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a Fund’s ability to participate in rising equity markets compared to otherwise similar Funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a Fund compared to other similar Funds that do not employ such a strategy, investment in a Fund could limit the growth of Accumulation Value under the Policy.
Joint Survivorship Variable Universal Life | Fixed Indexed Accounts
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Fixed Indexed Accounts. The interest credited under the Fixed Indexed Accounts will vary in part depending upon the performance of an underlying Index. For Indexed Account A , Indexed Account B and Indexed Account G, if the underlying Index declines or does not change in a given year, you bear the risk that no Index Credits will be added to your Accumulation Value in an Indexed Account Segment at the end of the Index Credit Term. You also bear the risk that sustained declines in the underlying Index may result in Index Credits not being credited to your Accumulation Value for a prolonged period of time and you may need to increase your premium payments in order to keep the Policy in force. Conversely, for Indexed Account A and Indexed Account B, if the investment performance of the underlying Index exceeds the Growth Cap for the Segment, the Index Credits credited to your Accumulation Value would be limited to the Growth Cap for that Segment multiplied by the Participation Rate which may be less than the increase in the underlying Index over the Segment Term. In addition, the amount of any partial surrender or deduction of monthly policy charges from a Segment prior to the end of the Index Credit Term will not receive an Index Credit.We manage our obligation to credit Index Credits in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Index Credit Term for Indexed Account A and Indexed Account B. If we do so, the amount of the Index Credit which you may have otherwise received would be reduced. Although the Growth Cap may not be less than the guaranteed minimum Growth Cap, it is within our sole discretion to set the Growth Cap for any indexed Segment.We may, at our sole discretion, change the Participation Rate for future Index Credit Terms on amounts allocated to Indexed Account G. If we do so, the amount of the Index Credit which you may have otherwise received could be reduced. It is within our sole discretion to change the current Participation Rate for Indexed Account G; however, it will never be less than 10% or greater than 200%.There is no guarantee that the underlying Indices will be available during the entire time you own your Policy. If an Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index may differ from the currently available underlying Indices. This, in turn, may affect the Index Credits you earn.There is no guarantee that we will continue to offer the Fixed Indexed Accounts during the entire time you own your Policy. We may discontinue offering any or all of the Fixed Indexed Accounts at any time. If we discontinue offering any or all of the Fixed Indexed Accounts, you may transfer Accumulation Value from the Fixed Indexed Accounts to any other investment options available under the Policy. If you do not do so, your Accumulation Value in the Fixed Indexed Account will be reallocated to the Guaranteed Interest Account.Allocating Net Premiums or Accumulation Value to one or all of the Fixed Indexed Accounts is not equivalent to investing in the underlying stocks comprising the underlying Indices. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.If you surrender your Policy before the end of an Index Credit Term, no Index Credit will be credited to your Accumulation Value in that Index Credit Term.See also the Fixed Indexed Accounts section of the General Description of the Policy portion of this prospectus for information on Growth Caps and Participation Rates that apply to the Fixed Indexed Accounts.
Joint Survivorship Variable Universal Life | Policy Loan Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Policy Loan Risks. A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Sub-Accounts. In addition, a charge is deducted from your Accumulation Value each month while there is a Policy loan outstanding. The Death Benefit is reduced by the amount of any outstanding Policy indebtedness. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, the amount of the Policy loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly. Policy indebtedness reduces the Surrender Value and increases the risk that your Policy will lapse.
Joint Survivorship Variable Universal Life | Policy Termination
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Policy Termination. There is the risk that the Policy may terminate or lapse. If your Policy terminates or lapses, all of the Agreements added to the Policy will also terminate or lapse. Policy Termination will occur when there is no Accumulation Value, or the Policy loan amount (plus accrued interest) equals the Accumulation Value, and you do not make the required payment into the Policy during the Grace Period. You may reinstate a terminated or lapsed Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate or lapse. If a Policy terminates or lapses with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner. See “Policy Premiums.”
Joint Survivorship Variable Universal Life | Fees and Expenses
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. The deduction of monthly Policy charges will reduce your Accumulation Value. The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Sub-Account values could decline depending upon changes in the Underlying Funds. Depending upon the timing of withdrawals, Owners could lose all or part of their premium payments.
Joint Survivorship Variable Universal Life | Risks Associated with the General Account
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risks Associated with the General Account. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees.
Joint Survivorship Variable Universal Life | Access to Cash Values through Partial Surrenders and Withdrawals
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Access to Cash Values through Partial Surrenders and Withdrawals. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Your ability to access the Policy’s Accumulation Value is subject to limitations on amounts that may be withdrawn.
Joint Survivorship Variable Universal Life | Surrender and Partial Surrenders
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Surrender and Partial Surrenders. Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, which may be significant. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the Accumulation Value and will reduce the Death Benefit and increase the risk of Termination. See “Federal Tax Status.”
Joint Survivorship Variable Universal Life | Qualification as Life Insurance
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Qualification as Life Insurance. We believe that a Policy issued on the basis of a standard Underwriting Class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account. Failure to qualify would mean that the death proceeds would be included in the Beneficiary’s gross income for federal income tax purposes, and that the Accumulation Value would be constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy Owner’s estate, there is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation. See the “Policy Premiums” and “Federal Tax Status.”
Joint Survivorship Variable Universal Life | Modified Endowment Contract Status
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Modified Endowment Contract Status. It is possible that a Policy qualifying as life insurance will be treated as a MEC, depending on how rapidly the Policy is funded. A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly Accumulation Value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution taken before age 59½ that is included in income. See “Federal Tax Status.”
Joint Survivorship Variable Universal Life | Cybersecurity Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Cybersecurity RisksOur variable insurance product business is highly dependent upon the effective operation of our computer and technology systems and networks and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, or our intermediaries and other affiliated or third-party service providers, administrators, distributors and vendors (“Intermediaries”) may adversely affect our and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios); impact our ability to calculate values and make payments; cause the unauthorized access and possible destruction of our proprietary information or our clients’ confidential personal information; subject us and/or our Intermediaries to regulatory fines, litigation and financial losses; adversely impact our business operations and financial condition; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, including the advances in criminal capabilities and the discovery of new vulnerabilities, continue to pose new and significant cybersecurity threats. These events may be beyond control and cannot be fully mitigated or foreseen. Additionally, cybersecurity threats and incidents have dramatically increased in recent years, financial services companies and their intermediaries are increasingly the targets of cyber-attacks, and it is possible that a cybersecurity incident could persist for an extended period of time without detection. We have implemented and maintain administrative, technical and physical security measures that are reasonably designed to protect against cybersecurity threats, and require our Intermediaries to meet certain information security standards. However, there can be no assurance that that we or the Portfolios or our Intermediaries will avoid adverse impacts or losses affecting your contract due to cyber-attacks or information security breaches in the future.Even if we successfully protect our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. These risks are common to all insurers and financial service providers.
Joint Survivorship Variable Universal Life | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You have the risk that you can lose money by investing in the Policy.
Joint Survivorship Variable Universal Life | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The Policy is not a short-term investment and may not be appropriate for Policy Owners who need ready access to cash. The Policy combines both life insurance protection and the potential for the accumulation of cash values; however, it contains costs, such as cost of insurance, surrender charges, and other expenses that, in the short term, may reduce the amount of Accumulation Value available to the Policy Owner.
Joint Survivorship Variable Universal Life | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The Policy Accumulation Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary with the positive or negative investment experience of the corresponding Portfolio. Each investment option, including any of the Variable Account Sub-Accounts, the Guaranteed Interest Account, or the Fixed Indexed Accounts, will each have its own unique risks. The Policy Owner should review these investment options before making an investment in the Policy.
Joint Survivorship Variable Universal Life | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Guarantees provided by Minnesota Life as to the benefits promised in the Policy, such as payment of the Death Benefit and the Minnesota Life General Account investment options, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 1-844-208-2412 for additional information or visit our website at www.securian.com/about-us/ratings.
Joint Survivorship Variable Universal Life | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	There is the risk that the Policy may terminate. The Policy will terminate if it is in default unless sufficient premium payments are made or it remains in force under the Overloan Protection Agreement or the No Lapse Guarantee Agreement (if selected). If your Policy terminates, no Death Benefit will be paid upon the second death and all the Agreements added to the Policy will also terminate. Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Policy to lapse. As described in the “Termination” and “Reinstatement” sections of this prospectus, Termination will only occur when the Accumulation Value under the Policy, less the sum of any outstanding policy loans and unpaid Policy Loan Interest, is insufficient to cover the monthly charges, and the subsequent Grace Period expires without sufficient payment being made to keep the Policy in force. You may reinstate a terminated Policy, subject to certain conditions, which include, providing evidence of insurability satisfactory to us and payment of premiums or repayment of Policy loans. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner.
Joint Survivorship Variable Universal Life | Dynamic Asset Allocation Portfolio - Class B Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dynamic Asset Allocation Portfolio – Class B Shares
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Joint Survivorship Variable Universal Life | International Value Portfolio - Class A Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	International Value Portfolio – Class A Shares
Portfolio Company Objective [Text Block]	The Portfolio’s investment objective is long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	41.70%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Joint Survivorship Variable Universal Life | Invesco V.I. International Growth Fund - Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	16.32%
Average Annual Total Returns, 5 Years [Percent]	2.15%
Average Annual Total Returns, 10 Years [Percent]	5.64%
Joint Survivorship Variable Universal Life | Invesco V.I. American Value Fund - Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund – Series I Shares
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.00%
Average Annual Total Returns, 5 Years [Percent]	17.85%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Joint Survivorship Variable Universal Life | Invesco V.I. Comstock Fund - Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.45%
Average Annual Total Returns, 5 Years [Percent]	15.43%
Average Annual Total Returns, 10 Years [Percent]	11.95%
Joint Survivorship Variable Universal Life | Invesco V.I. Main Street Small Cap Fund® - Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Joint Survivorship Variable Universal Life | Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	20.33%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Joint Survivorship Variable Universal Life | Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation and some current income.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Joint Survivorship Variable Universal Life | Morningstar Conservative ETF Asset Allocation Portfolio - Class I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and preservation of capital.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.11%
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Joint Survivorship Variable Universal Life | Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Joint Survivorship Variable Universal Life | Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Joint Survivorship Variable Universal Life | Capital World Bond Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Capital World Bond Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	(2.27%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
Joint Survivorship Variable Universal Life | Global Small Capitalization Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Global Small Capitalization Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	0.73%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Joint Survivorship Variable Universal Life | Growth Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Growth Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	20.54%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	18.26%
Joint Survivorship Variable Universal Life | Growth-Income Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Growth-Income Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	14.20%
Joint Survivorship Variable Universal Life | International Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	International Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	27.04%
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Joint Survivorship Variable Universal Life | New World Fund® - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	New World Fund® – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	28.60%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Joint Survivorship Variable Universal Life | U.S. Government Securities Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	U.S. Government Securities Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Joint Survivorship Variable Universal Life | BlackRock International Index V.I. Fund - Class I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock International Index V.I. Fund – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	31.37%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.18%
Joint Survivorship Variable Universal Life | BlackRock Small Cap Index V.I. Fund - Class I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Small Cap Index V.I. Fund – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Joint Survivorship Variable Universal Life | Bond Index Portfolio - Initial Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Bond Index Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
Joint Survivorship Variable Universal Life | Equity-Income Portfolio - Initial Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equity-Income Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Joint Survivorship Variable Universal Life | Mid Cap Portfolio - Initial Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Joint Survivorship Variable Universal Life | Franklin Small Cap Value VIP Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.90%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Joint Survivorship Variable Universal Life | Nomura VIP Asset Strategy Series - Service Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide total return.
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Joint Survivorship Variable Universal Life | Nomura VIP Core Equity Series - Service Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Core Equity Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	13.78%
Joint Survivorship Variable Universal Life | Nomura VIP Global Growth Series - Service Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Global Growth Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Joint Survivorship Variable Universal Life | Nomura VIP International Core Equity Series - Service Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity Series– Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	24.17%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Joint Survivorship Variable Universal Life | Nomura VIP Mid Cap Growth Series - Service Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Mid Cap Growth Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	10.66%
Joint Survivorship Variable Universal Life | Nomura VIP Science and Technology Series - Service Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Science and Technology Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.36%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	17.20%
Joint Survivorship Variable Universal Life | Nomura VIP Smid Cap Core Series - Service Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Smid Cap Core Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Joint Survivorship Variable Universal Life | Nomura VIP Pathfinder Moderate - Managed Volatility Series - Service Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Pathfinder Moderate - Managed Volatility Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.72%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Joint Survivorship Variable Universal Life | Janus Henderson Balanced Portfolio - Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Joint Survivorship Variable Universal Life | Janus Henderson Flexible Bond Portfolio - Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	2.32%
Joint Survivorship Variable Universal Life | Janus Henderson Forty Portfolio - Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	16.24%
Joint Survivorship Variable Universal Life | Janus Henderson Mid Cap Value Portfolio - Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.50%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Joint Survivorship Variable Universal Life | Janus Henderson Overseas Portfolio - Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	28.87%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Joint Survivorship Variable Universal Life | ClearBridge Variable Small Cap Growth Portfolio - Class I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Joint Survivorship Variable Universal Life | LVIP American Century Disciplined Core Value - Standard Class II Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value - Standard Class II Shares
Portfolio Company Objective [Text Block]	Seeks capital growth in common stocks. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	10.39%
Joint Survivorship Variable Universal Life | LVIP American Century Inflation Protection - Standard Class II Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection - Standard Class II Shares
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	2.87%
Joint Survivorship Variable Universal Life | MFS® Mid Cap Growth Series - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series – Initial Class
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Joint Survivorship Variable Universal Life | MFS® International Intrinsic Value Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio – Initial Class
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	33.26%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.95%
Joint Survivorship Variable Universal Life | Emerging Markets Equity Portfolio - Class II Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio – Class II Shares
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	32.90%
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	7.21%
Joint Survivorship Variable Universal Life | Neuberger Berman Quality Equity Portfolio - Class I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Quality Equity Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Joint Survivorship Variable Universal Life | TOPS® Managed Risk Flex ETF Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Managed Risk Flex ETF Portfolio
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Joint Survivorship Variable Universal Life | PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Joint Survivorship Variable Universal Life | PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Joint Survivorship Variable Universal Life | PIMCO VIT Low Duration Portfolio - Institutional Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio – Institutional Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.68%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.94%
Joint Survivorship Variable Universal Life | PIMCO VIT Total Return Portfolio - Institutional Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio – Institutional Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Joint Survivorship Variable Universal Life | Putnam VT International Equity Fund - Class IA Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT International Equity Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	38.00%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Joint Survivorship Variable Universal Life | Putnam VT International Value Fund - Class IA Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT International Value Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	35.07%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	9.13%
Joint Survivorship Variable Universal Life | Putnam VT Large Cap Growth Fund - Class IA Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	14.58%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	17.95%
Joint Survivorship Variable Universal Life | Putnam VT Large Cap Value Fund - Class IA Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	15.68%
Average Annual Total Returns, 10 Years [Percent]	13.58%
Joint Survivorship Variable Universal Life | SFT Balanced Stabilization Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SFT Balanced Stabilization Fund
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	9.13%
Joint Survivorship Variable Universal Life | SFT Core Bond Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SFT Core Bond Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.
Portfolio Company Adviser [Text Block]	Metropolitan West Asset Management, LLC (MetWest)
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
Joint Survivorship Variable Universal Life | SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund)
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund)
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	15.42%
Joint Survivorship Variable Universal Life | SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund)
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund)
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Joint Survivorship Variable Universal Life | SFT Equity Stabilization Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SFT Equity Stabilization Fund
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	5.14%
Joint Survivorship Variable Universal Life | SFT Government Money Market Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SFT Government Money Market Fund
Portfolio Company Objective [Text Block]	Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	3.63%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.67%
Joint Survivorship Variable Universal Life | SFT Index 400 Mid-Cap Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SFT Index 400 Mid-Cap Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Joint Survivorship Variable Universal Life | SFT Index 500 Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SFT Index 500 Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	14.58%
Joint Survivorship Variable Universal Life | SFT Real Estate Securities Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SFT Real Estate Securities Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks above average income and long-term growth of capital.
Portfolio Company Adviser [Text Block]	Cohen & Steers
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	2.42%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	5.23%
Joint Survivorship Variable Universal Life | SFT T. Rowe Price Value Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SFT T. Rowe Price Value Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	10.38%
Joint Survivorship Variable Universal Life | SFT Wellington Core Equity Fund - Class 1 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SFT Wellington Core Equity Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	14.17%
Average Annual Total Returns, 5 Years [Percent]	11.67%
Average Annual Total Returns, 10 Years [Percent]	13.15%
Joint Survivorship Variable Universal Life | T. Rowe Price Health Sciences Portfolio - II Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio – II Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Joint Survivorship Variable Universal Life | Balanced Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Balanced Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and reasonable current income.
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Joint Survivorship Variable Universal Life | Capital Growth Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Capital Growth Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
Joint Survivorship Variable Universal Life | Diversified Value Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Diversified Value Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and income.
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Joint Survivorship Variable Universal Life | Equity Income Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equity Income Portfolio
Portfolio Company Objective [Text Block]	Seeks above-average level of current income and reasonable long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Joint Survivorship Variable Universal Life | High Yield Bond Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	Seeks high level of current income.
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Joint Survivorship Variable Universal Life | International Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	International Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Schroder Investment Management North America, Inc. and Baillie Gifford Overseas Ltd
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Joint Survivorship Variable Universal Life | Short-Term Investment-Grade Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Short-Term Investment-Grade Portfolio
Portfolio Company Objective [Text Block]	Seeks current income while maintaining limited price volatility.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
Joint Survivorship Variable Universal Life | Small Company Growth Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Company Growth Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Joint Survivorship Variable Universal Life | Total Bond Market Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a broad, market-weighted bond index.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Joint Survivorship Variable Universal Life | Total Stock Market Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Joint Survivorship Variable Universal Life | Term Insurance Agreement
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Term Insurance Agreement
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of Agreement coverage
Optional Benefit Charge, Representative [Text Block]
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit(3)	Monthly, expressed as an amount of Agreement coverage	$0.00215 per $1,000	$0.00028 per $1,000

Optional Benefit Expense, Maximum [Dollars]	$ 36.18
Optional Benefit Expense, Current [Dollars]	25.98
Optional Benefit Expense, Minimum [Dollars]	$ 0.0000
Optional Benefit Expense, Footnotes [Text Block]	The maximum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Male and Male, Standard Tobacco, Ages 20 and 20. The maximum charge would be assessed when the insureds attained age equals 99. (2)The minimum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20. The minimum charge would be assessed on the first policy year.(3)The current and guaranteed Term Insurance Agreement Charge for the representative insureds is for the first year only.
Name of Benefit [Text Block]	Term Insurance Agreement
Purpose of Benefit [Text Block]	Provides additional one-year level term insurance payable at the second death.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Subject to the insureds providing evidence of insurability●Agreement only available at Policy issue
Name of Benefit [Text Block]	Term Insurance Agreement
Operation of Benefit [Text Block]	Term Insurance Agreement. The Term Insurance Agreement provides additional one-year level term insurance payable at the second death. The additional term insurance provided by this Agreement will automatically be renewed annually until the younger insured’s age 100. The additional term insurance provided by this Agreement may not be converted. We assess a separate monthly charge for this Agreement.For example, if you were to elect this Agreement to provide an additional $250,000 in Death Benefits, this additional $250,000 would be payable to the beneficiary upon the second death if this Agreement is still in force. Note that the Term Insurance Agreement has no cash or loan values and does not modify any cash or loan values of this Policy.
Joint Survivorship Variable Universal Life | Overloan Protection Agreement
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Overloan Protection Agreement
Other Transaction Fee, When Deducted [Text Block]	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement
Other Transaction Fee, Current [Percent]	5.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	10.00%
Principal Risk [Text Block]	Overloan Protection Agreement. You may elect the Overloan Protection Agreement to prevent policy Termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain, and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax adviser.
Name of Benefit [Text Block]	Overloan Protection Agreement
Purpose of Benefit [Text Block]	Provides protection against Policy Termination in the event Policy Charges exceed the Policy Accumulation Value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Policy Owner must elect the Guideline Premium Test●Agreement only available at Policy issue
Name of Benefit [Text Block]	Overloan Protection Agreement
Operation of Benefit [Text Block]	Overloan Protection Agreement. The Overloan Protection Agreement provides that the Policy will not terminate because of a Policy loan even where the Accumulation Value of the Policy is insufficient to cover Policy charges. The Policy Owner must elect to use the guideline premium test. Once exercised, the Death Benefit payable under the Policy will be greatly reduced and be the minimum Death Benefit payable as permitted under the Code at the time the Overloan Protection Agreement was exercised. The Agreement may be exercised on non-MECs after the Policy has been in force for at least 15 years and the insured(s) is over 75 years of Age. Once elected, this Agreement will remain in force until the Policy is surrendered or until the second death and will reduce the Policy Death Benefit by the amount of the Fixed Loan Account. We assess a one-time charge when the Agreement is exercised. Exercising the Overloan Protection Agreement shall not affect the Policy’s Face Amount or other supplemental insurance benefits offered under the Policy.For example, if your Policy’s Accumulation Value is $500,000 and you exercise this Agreement, a maximum charge of $50,000 (10% of your Accumulation Value) will be deducted from your Policy. Your remaining Accumulation Value allocated to the separate account or indexed accounts will be transferred to the Guaranteed Interest Account. Exercising this Agreement will guarantee that your Policy does not terminate because of a policy loan even if the cash value is insufficient to cover policy charges.The tax treatment of the Overloan Protection Agreement is uncertain and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax advisor.
Joint Survivorship Variable Universal Life | Early Values Agreement
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Early Values Agreement
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as a percentage of Accumulation Value less any Policy loans
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.05%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.04%
Optional Benefit Expense, Footnotes [Text Block]	The minimum and maximum charge for the Early Values Agreement is not affected by the Age, Risk Class, gender or other characteristics of the insureds. The Early Value Agreement charge is only taken during the surrender charge period. See the Early Values Agreement discussion in the section entitled “Supplemental Agreements.”
Name of Benefit [Text Block]	Early Values Agreement
Purpose of Benefit [Text Block]	Waives the Surrender Charge that would ordinarily apply to the Policy of the Policy without providing evidence of the insureds’ insurability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Not available with the No Lapse Guarantee Agreement●Agreement only available at Policy issue
Name of Benefit [Text Block]	Early Values Agreement
Operation of Benefit [Text Block]	Early Values Agreement. The Early Values Agreement (“EVA”) waives the Surrender Charges that would ordinarily apply to your Policy. Electing this Agreement results in higher cash Surrender Values in the early years of Policy Ownership. If you elect this Agreement, the Accumulation Value will be slightly lower than if this Agreement is not elected because of the charge for the Agreement. The minimum monthly charge for this Agreement is 0.01 percent of the Accumulation Value less any Policy loan and the maximum monthly charge is 0.05 percent of Accumulation Value less any Policy loan. For purposes of determining the charge for this Agreement, Policy Loan Interest that has accrued, but which has not been paid or added to the Policy loan balance, will be included as part of the Policy loan being subtracted from the Accumulation Value. This Agreement may not be terminated once it is elected. If the Policy is terminated and later reinstated, the EVA must be added at reinstatement. You should only purchase this Agreement if higher cash Surrender Values in the early years of this Policy are important to you and you are willing to accept lower Policy Accumulation Values.For example, if you surrender your Policy in the third Policy Year while your Policy’s Accumulation Value is $100,000, we would ordinarily deduct a Surrender Charge, which could be significant, in calculating your Surrender Value. If you elect the EVA, such Surrender Charge will be waived, and your Surrender Value would be the whole $100,000 (less any Policy loan and unpaid Policy Loan Interest, if applicable) in this hypothetical situation.
Joint Survivorship Variable Universal Life | Premium Deposit Account Agreement
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Premium Deposit Account Agreement
Purpose of Benefit [Text Block]	Provides the Policy Owner with an option to deposit funds into an account to ensure that planned Premium payments are made on the Policy Anniversary
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	May only have one Premium Deposit Account per Policy
Name of Benefit [Text Block]	Premium Deposit Account Agreement
Operation of Benefit [Text Block]	Premium Deposit Agreement. The Premium Deposit Agreement allows you to send us up to three payments to pay your annual premium for a period of two to ten years. For each PDA payment you give us, we may require you to pay an initial premium on the date you send us the PDA payment. The initial premium is not part of the PDA account and does not count towards the maximum of three payments into the PDA. The payments will be held in a Premium Deposit Account, a part of our General Account, and interest will be credited on those payments. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50%, the PDA Minimum Rate, on each payment to the Premium Deposit Account for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on payments to the Premium Deposit Account for the duration the payment remains in the Account. We will provide you with the current Premium Deposit Account interest rate upon request.The Premium Deposit Agreement is not subject to underwriting. You should consider adding this Agreement to your Policy if you want to only make three or fewer payments during the life of the Policy and would like us to automatically pay your Policy premiums for the periods you elect. There is no charge for this Agreement.Each year, we will withdraw a portion of the payment(s) held in a Premium Deposit Account and pay from our General Account interest credited on that amount to pay your annual premium. Amounts held in the Premium Deposit Account may only be used to pay Policy premiums.When you add the Premium Deposit Agreement to your Policy, we will send you a confirmation showing the annual withdrawal from the Premium Deposit Agreement account and the interest we will credit on that amount. The following example demonstrates how the Premium Deposit Agreement works:The Policy Owner requests the Premium Deposit Account and wishes to have 10 annual premium payments of $10,000 each. Assuming an interest rate of 2.75%, we would require a deposit into the Premium Deposit Account of $78,776.78. The initial $10,000 premium payment would need to be made in addition to the deposit into the Premium Deposit Account. The following chart depicts the withdrawals and interest earned for each Premium payment made from the Premium Deposit Amount:
Annual Premium Payment Year	Annual Premium to be Paid	Amount Withdrawn from PDA	Taxable Interest Earned
2	$10,000.00	$9,732.36	$267.64
3	$10,000.00	$9,471.88	$528.12
4	$10,000.00	$9,218.38	$781.62
5	$10,000.00	$8,971.66	$1,028.34
6	$10,000.00	$8,731.54	$1,268.46
7	$10,000.00	$8,497.85	$1,502.15
8	$10,000.00	$8,270.41	$1,729.59
9	$10,000.00	$8,049.06	$1,950.94
10	$10,000.00	$7,833.64	$2,166.36
On the first Policy Anniversary (the second Annual Premium Payment Year), we would withdraw $9,732.36 from the Premium Deposit Account and credit $267.64 in interest from our General Account to pay the annual premium of $10,000 ($9,732.36 + $267.64 = $10,000). The interest of $267.64 will be reported to the Policy Owner as taxable on an IRS Form 1099-INT.If you request a surrender of any amount held by us under the Premium Deposit Agreement, we will treat it as a request to surrender the Agreement and will refund all of the remaining balance in the Premium Deposit Account to you along with interest credited at the PDA Minimum Rate for the portion of each payment remaining in the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the premium payment for the immediately preceding Policy Anniversary was made from the Premium Deposit Account. We only pay interest from the immediately preceding Policy Anniversary date because the Policy Owner received an interest payment on the Premium Deposit Account money on that date.If the second death occurs while the Policy and the Premium Deposit Account are in force, we will pay the Death Benefit payable under the Policy as well as any remaining balance in the Premium Deposit Account. We will pay you interest on that remaining balance, using the then current interest rate for the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the last premium payment was made from the Premium Deposit Account.
Joint Survivorship Variable Universal Life | Estate Preservation Agreement
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Estate Preservation Agreement
Purpose of Benefit [Text Block]	Guarantees the Policy Owner the right to purchase additional amounts of term insurance on the surviving insured’s life without providing evidence of insurability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●If both insureds die simultaneously, the Agreement does not pay a benefit●Agreement only available at Policy issue
Name of Benefit [Text Block]	Estate Preservation Agreement
Operation of Benefit [Text Block]	Estate Preservation Agreement. The Estate Preservation Agreement permits You to purchase additional four year term insurance on the death of the designated insured, without evidence of insurability. This right extends for a period of 90 days after the death of that person. Typically, the person you designate will be the younger of the two persons insured under this Policy. In the event that both insureds under this Policy die simultaneously, We will pay nothing under this Agreement. The Estate Preservation Agreement is useful if there is a need to have the Policy owned initially by one or both of the insureds and subsequently to change the ownership to a trust.For example, if the designated insured dies while the policy is individually owned, the Agreement allows the Policy owner to purchase four year term insurance within 90 days of that insured’s death to cover possible estate taxes should the second insured die within three years of the designated insured’s death.
Joint Survivorship Variable Universal Life | Policy Split Agreement
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Policy Split Agreement
Purpose of Benefit [Text Block]	Provides for the split of the Policy into two policies of single life flexible premium universal life insurance without providing evidence of the insureds’ insurability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Only exercisable if: (1) both insureds are under Age 75 and living on the effective date of issue of the new policies; (2) neither insured is in an uninsurable risk class; and (3) the request is made within six months of: (i) the amendment of the Code to eliminate the unlimited federal estate tax marital deduction with respect to the insureds; (ii) the amendment to the Code to reduce the maximum estate tax rate by 50% or more; the amendment to the Code to reduce the maximum estate tax exemption amount by 50% or more; or the insureds’ final decree of divorce.
Name of Benefit [Text Block]	Policy Split Agreement
Operation of Benefit [Text Block]	Policy Split Agreement. The Policy Split Agreement provides for the division of the Policy into two policies of single life flexible premium universal life insurance, without evidence of insurability. The face amounts of the resulting two policies of single life flexible premium universal life insurance will be 50% of the Face Amount of the Policy, plus 50% of any Term Insurance Agreement amount, as shown on the Policy data pages. You may request a split of the Policy so long as (1) both insureds are under Age 75 and living on the effective date of issue of the new policies; (2) neither insured is in an uninsurable risk class; and (3) the request is made within six months of: (i) the amendment of the Code to eliminate the unlimited federal estate tax marital deduction with respect to the insureds; (ii) the amendment to the Code to reduce the maximum estate tax rate by 50% or more; the amendment to the Code to reduce the maximum estate tax exemption amount by 50% or more; or the insureds’ final decree of divorce. If the Policy has an existing loan, such loan must be repaid before the Policy is split.Both the Surrender Charges on the split policy and any premium expense charges on the new policies will be waived resulting in the total Accumulation Value less indebtedness on the new policies to be the same as the Accumulation Value less indebtedness of the split policy. The new policies’ cost of insurance charges will be based on each Insured’s Age, which will likely resulting in higher total charges than those that existed under the split policy.If the new policies are variable life insurance policies, the value of the new policies will be calculated using the Sub-Accounts’ current net asset value.For example, if a Policy has a $1,000,000 Face Amount and the Owner decides to split the Policy, exercising this Agreement would result in two policies of single life flexible premium universal life insurance, each with a face amount of $500,000.
Joint Survivorship Variable Universal Life | No Lapse Guarantee Agreement
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	No Lapse Guarantee Agreement
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of Face Amount
Optional Benefit Charge, Representative [Text Block]
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.10 per $1,000	$0.10 per $1,000

Optional Benefit Expense, Maximum [Dollars]	$ 0.25
Optional Benefit Expense, Current [Dollars]	0.25
Optional Benefit Expense, Minimum [Dollars]	$ 0.05
Optional Benefit Expense, Footnotes [Text Block]	The maximum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Male and Male, Standard Tobacco, Ages 85 and 85, $200,000 Face Amount. (5)The minimum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20, $200,000 Face Amount.
Name of Benefit [Text Block]	No Lapse Guarantee Agreement
Purpose of Benefit [Text Block]	Provides the Policy will remain in force even if the Accumulation Value is not sufficient to cover monthly charges when due as long as the NLGA value (as defined in the Agreement) is sufficient to cover any charges against the NLGA value and the sum of any outstanding policy loans and any unpaid policy loan interest does not exceed the Accumulation Value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●The percentage of any Net Premiums allocated to any variable Sub-Account may be limited to the maximum variable Sub-Account percentage●Agreement only available at Policy issue
Name of Benefit [Text Block]	No Lapse Guarantee Agreement
Operation of Benefit [Text Block]	No Lapse Guarantee Agreement. The No Lapse Guarantee Agreement (NLG Agreement) provides that the Policy will remain in force even if the Accumulation Value is not sufficient to cover monthly charges when due, as long as: (i) the NLGA value (as defined in the Agreement) is sufficient to cover any charges against the NLGA value; and (ii) after accounting for any charges described in subsection (i) above, the sum of any outstanding Policy loans and any unpaid Policy Loan Interest does not exceed the Accumulation Value. The NLGA has no effect on the Policy’s Face Amount, Death Benefit and the supplemental insurance benefits offered under the Policy.Example 1:If a Policy has an Accumulation Value of $1,000 and monthly charges are $2,000, it will not have sufficient Accumulation Value from which we can subtract policy charges. However, if the NLGA value is sufficient to cover any outstanding monthly charges, the Policy will not terminate at that time. Example 2:If a Policy has an Accumulation Value of $1,000, an outstanding Policy loan of $500, and monthly charges are $2,000, it will not have sufficient Accumulation Value from which we can subtract policy charges. The Accumulation Value of $1,000 less the outstanding Policy loan of $500 less the monthly charges of $2,000 would cause the Policy to lapse. If the Owner does not repay the outstanding Policy loan, the Policy would terminate because the sum of the outstanding Policy loan would exceed the Accumulation Value (after accounting for the $2,000 in monthly charges). Example 3:If in Example 2, the Owner repays the Policy loan and any outstanding Policy Loan Interest, the Policy’s Accumulation Value would still not be sufficient to cover charges ($500 remaining Accumulation Value less monthly charges of $2,000). However, if the NLGA value is sufficient to cover the $2,000 monthly charges, the Policy would not terminate.You should purchase the NLG Agreement if you are concerned about the policy lapsing due to low Accumulation Value. However, in times of positive market performance your Accumulation Value may never fall to a level insufficient to cover charges, and therefore, the benefit of the NLG Agreement may not be realized. The NLGA Net Premium is the premium payment less the NLGA premium charge assessed against the premium. On the date the initial Net Premium is paid under the Policy, the NLGA value for the Policy is equal to the NLGA Net Premium paid.For any date after the date we receive your initial Net Premium, the NLGA value for the Policy is equal to:1.the prior NLGA value; plus2. interest, using the NLGA interest rate shown on the policy data pages, earned since the prior day; plus3. any NLGA Net Premium applied since the prior day; minus4.any NLGA partial surrender amount (see below); minus5.the deduction of the NLGA Cost of Insurance and NLGA Policy Issue Charges from NLGA value; minus6.Transaction Charges, Cash Extra Charge and any charges for supplemental insurance benefits.The NLGA value is not a value you may take a loan against or access by taking a partial surrender. A partial surrender of Policy Accumulation Value will reduce the NLGA value by the NLGA Partial Surrender Amount which is the greater of i) the amount of the partial surrender or ii) the NLGA value (before the partial surrender) multiplied by a fraction, the numerator of which is the amount of the partial surrender and the denominator of which is the Accumulation Value (before the partial surrender). The NLGA value is used solely to determine whether or not the Policy terminates when the Accumulation Value falls to a level that is insufficient to cover charges against the Accumulation Value. We will provide the policy owner with the amount of the NLGA value upon request. We assess a separate monthly charge for this Agreement.If there is no Accumulation Value and the NLGA value is insufficient to cover the charges against the NLGA value, a 61-day grace period begins. See “Termination and Reinstatement — Termination” for information regarding the notice we will provide when a Policy enters the Grace Period and the steps to prevent termination of the Policy.When the NLG Agreement is issued, we will not accept any initial premium or premium for any subsequent Policy Years that exceeds the annual premium limit for the NLGA Agreement. You can obtain the amount of your NLG Agreement annual premium limit by requesting a personalized Policy illustration. The NLG Agreement annual premium limit also applies where we receive cash value from another policy in an exchange under Section 1035 or otherwise. We will waive the annual premium limit for the NLG Agreement only to the extent that the premium in excess of the annual premium limit is necessary to prevent the policy from terminating prior to the next Policy Anniversary. There may be limitations on Net Premium allocations while the agreement is in force. The percentage of any Net Premiums allocated to any variable Sub-Account will be limited to the maximum variable Sub-Account percentage as defined in the policy. While the Agreement is in force, no requested transfer or systematic transfer may be allocated to a variable Sub-Account where the percentage of the total accumulation value in the Sub-Account prior to the requested transfer or systematic transfer exceeds the maximum variable Sub-Account percentage. These investment restrictions are designed to limit high allocations to any one Sub-Account. These investment restrictions, which are designed to prevent an overconcentration of risk in any single Sub Account, are enforced prior to any investment or investment allocation changes.We reserve the right at a future time to restrict the allocation for transfers, rebalancing, and additional premiums to any one variable Sub-Account by the maximum variable Sub-Account percentage shown on the policy’s data pages. Additionally, for a requested transfer or systematic transfer, the percentage allocated to any one variable Sub-Account must not exceed the maximum variable Sub-Account percentage of the transfer or systematic transfer amount. We reserve the right to waive and/or otherwise change the maximum variable Sub-Account percentage limitations. Please contact as us at 1-844-208-2412 to see if the maximum variable Sub-Account percentage limitation is currently being waived.Automatic Rebalancing, as defined in the agreement is required while the agreement is in force. The following automatic rebalancing requirements must be maintained.The frequency of the automatic rebalancing must be at least quarterly. The percentage allocated to any variable Sub-Account may be limited to the maximum variable Sub-Account percentage.
Joint Survivorship Variable Universal Life | Dollar Cost Averaging
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows for allocation of money from the General Account to sub-accounts evenly over a period of time
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Dollar cost averaging transfers will only take place on the Interim Account Transfer Date
Name of Benefit [Text Block]	Dollar Cost Averaging
Joint Survivorship Variable Universal Life | Rebalancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Automatically reallocates money among each of the chosen Sub-Accounts and/or the Guaranteed Interest Account on set dates throughout the year
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Rebalancing is subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Name of Benefit [Text Block]	Rebalancing
Joint Survivorship Variable Universal Life | Systematic Transfers
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Systematic Transfers
Purpose of Benefit [Text Block]	Automatically transfers money from one Sub-Account and/or the Guaranteed Interest Account to one or more other Sub-Accounts, one or more Fixed Indexed Accounts and/or the Guaranteed Interest Account on specified dates
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Systematic transfers are subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Name of Benefit [Text Block]	Systematic Transfers
Joint Survivorship Variable Universal Life | Policy Change Transaction
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Policy Change Transaction Charge
Other Transaction Fee, When Deducted [Text Block]	Upon change in Face Amount, Death Benefit option, or Risk Class
Other Transaction Fee, Maximum [Dollars]	$ 200
Other Transaction Fee, Current [Dollars]	$ 95
Joint Survivorship Variable Universal Life | Illustrative Report
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Illustrative Report Charge(4)
Other Transaction Fee, When Deducted [Text Block]	When an additional Illustrative Report is requested
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The charge for Illustrative Reports will apply when the Policy Owner requests more than one Illustrative Report in one year.
Joint Survivorship Variable Universal Life | Cash Extra
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Cash Extra Charge(5)
Optional Benefit Charge, Representative [Text Block]
Charge for Representative Insureds, Male and Female, Both Age 50, Standard Non-Tobacco Risk Class	Monthly	$0.01 per $1,000	$0.01 per $1,000

Optional Benefit Expense, Maximum [Dollars]	$ 200
Optional Benefit Expense, Current [Dollars]	0
Optional Benefit Expense, Minimum [Dollars]	$ 0
Optional Benefit Expense, Footnotes [Text Block]	The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured’s gender, Risk Class and Age. See the Cash Extra Charge discussion in the section entitled “Policy Charges — Cash Extra Charge.”
Joint Survivorship Variable Universal Life | Net Fixed Interest Rate Policy Loan
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Fixed Interest Rate Policy Loan Interest Charge (6)
Optional Benefit Charge, When Deducted [Text Block]	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or upon the second death, expressed as a percentage of interest on outstanding policy fixed rate loan balance
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of five percent (5.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of four percent (4.0 percent) for Policies held less than ten years and an annual rate of four and nine-tenths percent (4.9 percent) for Policies held ten years or more.
Joint Survivorship Variable Universal Life | Variable Rate Policy Loan
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Variable Rate Policy Loan Interest Charge
Optional Benefit Charge, When Deducted [Text Block]	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or upon the second death, expressed as a percentage of interest on outstanding policy variable rate loan balance
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	4.50%
Joint Survivorship Variable Universal Life | Option 1 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under the Guideline Premium Test (GPT), the Level Option Death Benefit equals the greatest of:1. the Face Amount on the date of the second death; or2. a specified “limitation percentage,” called the Guideline Premium Test Death Benefit Percentage Factor (GPT DBPF) on your Policy’s data pages, multiplied by the Accumulation Value on the date of the second death.Under the Level Option, your Death Benefit remains level unless the limitation percentage multiplied by the Accumulation Value is greater than the Face Amount; then the Death Benefit will vary as the Accumulation Value varies.The limitation percentage is the minimum percentage of Accumulation Value we must pay as the Death Benefit under federal tax requirements. It is based on the Ages of the insureds at the beginning of each Policy Year. The following table indicates the limitation percentages for the guideline premium test for different Ages:
Age	Limitation Percentage
40 and under	250%
41 to 45	250% minus 7% for each year over Age 40
46 to 50	215% minus 6% for each year over Age 45
51 to 55	185% minus 7% for each year over Age 50
56 to 60	150% minus 4% for each year over Age 55
61 to 65	130% minus 2% for each year over Age 60
66 to 70	120% minus 1% for each year over Age 65
71 to 75	115% minus 2% for each year over Age 70
76 to 90	105%
91 to 95	105% minus 1% for each year over Age 90
96 to 121	100%
If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Policy’s Accumulation Value.Level Option Guideline Premium Test Example. Assume that the younger insured’s Age is under 40. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. The figure $40,000 is derived because 250 percent of $40,000 equals $100,000. Every additional $100 added to the Accumulation Value above $40,000 will increase the Death Benefit by $250.Similarly, so long as the Accumulation Value exceeds $40,000, every $100 taken out of the Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit will equal the Face Amount of the Policy.
Joint Survivorship Variable Universal Life | Option 2 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under the Cash Value Accumulation Test (CVAT), the Level Option Death Benefit equals the greatest of:1.the Face Amount on the date of the second death; or2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.Under the Level Option, your Death Benefit remains level unless the Accumulation Value is greater than the net single premium as specified under Code Section 7702, multiplied by the Face Amount. The net single premium is based on the insureds’ genders, Ages, tobacco statuses, and Risk Classes.Under the CVAT, a “limitation percentage” may be defined as the value “1” divided by the net single premium. While the limitation percentages are defined differently for the GPT and the CVAT, they work identically with respect to the relationship between the Accumulation Value and the Death Benefit. Specifically, the Death Benefit is never less than the Accumulation Value multiplied by the applicable limitation percentage, regardless of whether the Policy satisfies the GPT or CVAT.If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Accumulation Value.Level Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit for the Policy must be equal to or be greater than 225 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $44,444, the Death Benefit of the Policy will exceed the $100,000 Face Amount. The figure $44,444 is derived because 225 percent of $44,444 equals $100,000. Every additional $100 added to the Accumulation Value above $44,444 will increase the Death Benefit of the Policy by $225.Similarly, so long as the Accumulation Value exceeds $44,444, every $100 taken out of the Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit of the Policy will equal the Face Amount of the Policy.
Joint Survivorship Variable Universal Life | Option 3 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under the Guideline Premium Test, the Increasing Option Death Benefit equals the greatest of:1. the Face Amount plus the Accumulation Value on the date of the second death; or2. the limitation percentage (the GPT DBPF) multiplied by the Accumulation Value on the date of the second death.Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies.Increasing Option Guideline Premium Test Example. Assume that the younger insured’s Age is under 40. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $60,000 will generally have a Death Benefit of $160,000 ($100,000 + $60,000). The Death Benefit, however, must be at least 250 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,666, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of Accumulation Value above $66,666 will increase the Death Benefit by $250.Similarly, any time the Accumulation Value exceeds $66,666, every $100 taken out of Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the Face Amount plus the Accumulation Value of the Policy.
Joint Survivorship Variable Universal Life | Option 4 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under the Cash Value Accumulation Test, the Increasing Option Death Benefit equals the greatest of:1. the Face Amount plus the Accumulation Value on the date of the second death; or2. the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies.Increasing Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $65,000 will generally have a Death Benefit of $165,000 ($100,000 + $65,000). The Death Benefit for the Policy must be at least 225 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $80,000, the Death Benefit for the Policy will be greater than the Face Amount plus the Accumulation Value. The figure of $80,000 is derived because 225 percent of $80,000 equals $100,000 + $80,000. Every additional $100 of Accumulation Value above $80,000 will increase the Death Benefit of the Policy by $225.Similarly, any time Accumulation Value exceeds $80,000, every $100 taken out of Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit for the Policy will be the Face Amount plus the Accumulation Value of the Policy.